UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, N.J. 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.5%
Diversified Financial Services - 5.5%

Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	$2,585,000	$2,587,381
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.47% due 01/19/2025*(1)	7,200,000	7,196,983
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.45% due 07/18/2027*(1)	3,380,000	3,393,422
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.53% due 10/20/2027*(1)	3,000,000	3,012,282
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.13% due 04/20/2025*(1)	3,063,000	3,064,072
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 2.64% due 07/20/2028*(1)	830,000	832,878
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.52% due 01/25/2026*(1)	4,300,000	4,298,302
Commercial Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,045,125
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	10,522	10,524
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	376,145	375,951
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	1,449,205	1,449,983
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	590,622
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.83% due 02/12/2049(2)	681,842	681,215
KKR CLO 15, Ltd. FRS Series 15, Class A1A 2.58% due 10/18/2028*(1)	2,855,000	2,881,714
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.13% due 04/15/2041(2)	1,052,622	1,082,134
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.32% due 10/23/2025*(1)	4,300,000	4,298,142
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	1,026,175	1,019,383
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.79% due 06/12/2050(2)	1,999,515	1,999,532
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.14% due 07/17/2025*(1)	1,381,000	1,381,537
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	825,523
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 2.64% due 07/25/2028*(1)	5,000,000	5,013,650
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	1,647,592	1,650,040
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	480,662	481,950
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	2,437,288	2,445,354
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	3,410,000	3,391,680
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)	3,400,000	3,347,372
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 2.69% due 10/20/2028*(1)	2,865,000	2,875,830
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,458,080
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,084,746
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.64% due 10/20/2026*(1)	5,100,000	5,099,638
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	2,316,610	2,294,030
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,751,647
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.52% due 10/14/2026*(1)	7,240,000	7,272,580
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,026,323

Total Asset Backed Securities (cost $83,361,632)		83,219,625

U.S. CORPORATE BONDS & NOTES - 16.6%
Airlines - 0.1%

Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,786,130	1,973,674

Applications Software - 0.4%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,798,872
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	2,845,000	2,670,630

		6,469,502

Auto-Cars/Light Trucks - 0.6%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	190,903
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	219,884
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,624,988
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,971,062
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	796,069

		9,802,906

Banks-Commercial - 0.4%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	455,435
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,170,627
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	876,713
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	1,962,564

		5,465,339

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,801,442
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	4,080,238

		6,881,680

Banks-Super Regional - 1.4%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,052,437
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,117,777
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	511,481
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,043,680
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,991,411
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,704,266
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	3,505,000	3,536,997
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	587,139
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	5,016,840

		21,562,028

Brewery - 1.0%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,190,836
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,311,680
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	3,750,000	3,967,346
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	690,000	745,700
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,620,861
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	715,000	654,805

		15,491,228

Building-Heavy Construction - 0.2%

SBA Tower Trust Notes 3.16% due 10/15/2045*	3,665,000	3,683,691

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,693,833

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	205,915

		2,899,748

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,604,102

Computers - 0.4%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	147,000	139,054
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,047,488
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,060,702
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,875,877
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	232,674

		5,355,795

Diversified Banking Institutions - 1.9%

Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,297,982
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,563,256
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,938,401
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,275,656
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,167,120
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,159,618
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,258,757
Morgan Stanley Senior Notes 3.63% due 01/20/2027	5,200,000	5,162,019
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,303,458

		28,126,267

Diversified Manufacturing Operations - 0.3%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,863,764
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	663,000	859,593
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	665,000	896,671
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	60,000	85,201
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	665,057

		4,370,286

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	3,903,278

Electric-Integrated - 0.8%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	601,170
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,263,465
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,040,740
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	387,155
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	720,331
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	220,000	247,367
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	1,880,000	2,200,688
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	881,553
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,791,232

		12,133,701

Enterprise Software/Service - 0.5%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	7,040,000	6,852,799

Finance-Commercial - 0.9%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,004,444
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,259,364

		13,263,808

Finance-Credit Card - 0.3%

American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	4,695,000	4,689,366

Gas-Distribution - 0.5%

KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,369,435
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,485,924

		6,855,359

Insurance-Life/Health - 0.6%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,956,175
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	2,430,000	2,627,894

		8,584,069

Insurance-Multi-line - 0.7%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,113,800
MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	426,605
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,117,540
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,833,308
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,339,631

		9,830,884

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,667,806

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,036,373

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,686,162

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,127,917

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,096,094
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,739,518
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	440,937
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	155,000	162,489

		3,439,038

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,784,659
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,827,617

		7,612,276

Medical-Drugs - 0.8%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	357,437
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,720,163
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	613,727
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,645,664
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,887,680
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	779,593
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,818,681

		11,822,945

Medical-HMO - 0.3%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	476,622

Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	775,000	861,279
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,407,101
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,260,944

		5,005,946

Medical-Hospitals - 0.1%

Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	260,865
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	542,147
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	733,225

		1,536,237

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	256,680

Oil Companies-Exploration & Production - 0.1%

ConocoPhillips Company Guar. Notes 6.00% due 01/15/2020	180,000	198,769
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	825,000	832,013
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	446,655
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	477,857
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	245,000	271,932

		2,227,226

Oil Companies-Integrated - 0.1%

Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	701,354
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	591,842
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	616,825

		1,910,021

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,845,075

Retail-Discount - 0.3%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,278,025

Schools - 0.4%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,230,285

Special Purpose Entity - 0.2%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,059,850	2,399,600

Transport-Services - 0.5%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,985,975	2,194,502
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,890,765

		8,085,267

Total U.S. Corporate Bonds & Notes (cost $245,032,884)		250,966,389

FOREIGN CORPORATE BONDS & NOTES - 9.6%
Banks-Commercial - 4.5%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,530,485
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,009,108
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,018,159
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,144,318
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,304,253
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	867,843
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	2,200,000	2,233,248
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,732,929
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,777,574

ING Groep NV Senior Notes 3.15% due 03/29/2022	635,000	636,480
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,049,838
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	634,655
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,158,418
Nordea Bank AB FRS Senior Notes 1.77% due 09/30/2019*	8,000,000	8,034,000
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,135,027
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,629,513
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,235,698
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,020,085
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,007,020

		68,158,651

Building Societies - 0.2%

Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,658,154

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	639,792
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	618,331

		1,258,123

Diversified Banking Institutions - 1.1%

BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	3,695,000	3,676,991
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,687,491
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,428,005
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,214,899
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028	370,000	374,004
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,929,128

		16,310,518

Diversified Financial Services - 0.6%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	4,869,000	4,890,063
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,479,000	4,729,618

		9,619,681

Diversified Manufacturing Operations - 0.3%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,517,077

E-Commerce/Products - 0.2%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	492,318
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,125,129

		2,617,447

Electric-Distribution - 0.1%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,023,958

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,078,805

Oil Companies-Exploration & Production - 0.4%

Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,634,537

Oil Companies-Integrated - 1.5%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	709,190
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	925,000	944,874
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,284,038

BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	425,247
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,194,373
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,265,000	3,296,690
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,797,069
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	724,140
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	326,858
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	207,472
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	181,673
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	479,309
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,303,140
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,416,524
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	848,038
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,017,532

		22,156,167

Oil-Field Services - 0.1%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,190,430

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	1,671,000	1,852,611

Real Estate Investment Trusts - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,397,548

Total Foreign Corporate Bonds & Notes (cost $143,609,683)		145,473,707

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Electric-Distribution - 0.3%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,707,142

Sovereign - 0.3%

Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,779,942
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,743,937

		4,523,879

Total Foreign Government Obligations (cost $7,424,939)		8,231,021

MUNICIPAL BONDS & NOTES - 3.1%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	2,560,000	2,843,162
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	910,000	1,242,041
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,131,050
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,467,268
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	180,684
Commonwealth Financing Authority of Pennsylvania Revenue Bonds Series A 4.01% due 06/01/2033	1,915,000	1,896,578
Commonwealth Financing Authority of Pennsylvania Revenue Bonds Series A 4.14% due 06/01/2038	1,605,000	1,556,385
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,524,135
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,553,922
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,635,000	1,835,386
New York City Transitional Finance Authority Building Aid Revenue Revenue Bonds 6.83% due 07/15/2040	750,000	976,837

North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,859,463
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,085,964
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	1,870,000	2,046,378
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,138,252
State of California General Obligation Bonds 7.35% due 11/01/2039	3,200,000	4,514,944
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,341,930
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,910,675
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,617,481
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,245,743

Total Municipal Bonds & Notes (cost $42,798,652)		46,968,278

U.S. GOVERNMENT AGENCIES - 35.7%
Federal Home Loan Bank - 2.2%

3.50% due 02/01/2047	32,170,582	32,923,907

Federal Home Loan Mtg. Corp. - 14.9%

2.50% due 10/01/2031	8,209,325	8,221,605
3.00% due 06/01/2046	11,371,452	11,274,509
3.00% due 09/01/2046	35,934,714	35,628,360
3.00% due 11/01/2046	38,331,205	38,060,901
3.00% due 12/01/2046	56,389,773	55,923,756
3.00% due April 15 TBA	17,300,000	17,743,313
3.50% due 12/01/2046	44,343,154	45,381,520
3.50% due April 15 TBA	3,000,000	3,124,570
4.00% due 09/01/2026	1,059,010	1,115,678
4.00% due 12/01/2040	6,227,336	6,558,942
5.50% due April 30 TBA	2,000,000	2,218,858
6.00% due 12/01/2039	276,349	313,131
7.50% due 05/01/2027	1,260	1,469

		225,566,612

Federal National Mtg. Assoc. - 16.0%

2.00% due 09/01/2031	510,442	497,082
2.00% due 11/01/2031	580,313	565,118
2.00% due 12/01/2031	1,758,266	1,712,225
2.47% due 05/01/2025	3,470,977	3,422,176
2.50% due 03/01/2030	8,842,246	8,890,487
2.50% due April 30 TBA	1,800,000	1,715,036
2.68% due 05/01/2025	6,000,000	5,948,613
2.81% due 07/01/2025	6,000,000	6,000,084
2.82% due 12/01/2024	4,832,462	4,893,572
2.98% due 07/01/2022	7,000,000	7,229,822
2.99% due 10/01/2025	2,145,000	2,167,169
3.00% due 05/01/2027	837,669	861,952
3.00% due 06/01/2027	456,277	469,540
3.00% due 08/01/2027	272,395	280,278
3.00% due 10/01/2046	26,514,693	26,354,368
3.00% due April 15 TBA	1,000,000	1,025,328
3.00% due May 15 TBA	1,000,000	1,023,843
3.01% due 12/01/2024	3,849,244	3,927,800
3.09% due 10/01/2025	1,046,641	1,066,763
3.12% due 05/01/2033	2,815,878	2,682,028
3.33% due 07/01/2022	5,294,000	5,506,713
3.50% due April 15 TBA	7,350,000	7,648,083
3.50% due April 30 TBA	25,600,000	26,185,999
4.00% due 09/01/2026	7,543,342	7,902,282
4.00% due 01/01/2046	10,367,739	10,878,874
4.00% due 02/01/2046	11,789,275	12,369,960
4.00% due April 30 TBA	32,100,000	33,669,889
4.50% due 11/01/2026	1,053,358	1,114,300
4.50% due 01/01/2027	1,146,264	1,209,243
4.50% due 05/01/2039	48,739	52,383
4.50% due 06/01/2039	73,242	78,514
4.50% due 08/01/2039	11,019	11,843
4.50% due 11/01/2040	1,110,260	1,191,385
4.50% due 12/01/2040	380,842	410,035
4.50% due 07/01/2041	515,251	553,041
4.50% due 06/01/2043	270,694	291,581
4.50% due 10/01/2043	221,154	237,110
4.50% due 11/01/2043	75,824	81,277
5.00% due April 30 TBA	24,000,000	26,223,972
5.50% due 03/01/2038	814,226	907,716
5.50% due 06/01/2038	43,090	48,029
5.50% due 08/01/2038	54,344	60,455
5.50% due 09/01/2039	31,854	35,521
5.50% due 05/01/2040	1,978	2,197

5.50% due 06/01/2040	15,891	17,837
5.50% due April 30 TBA	11,700,000	12,996,748
6.50% due 02/01/2038	89,196	101,330
6.50% due 10/01/2039	103,533	116,725
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(2)	10,285,000	10,261,980

		240,898,306

Government National Mtg. Assoc. - 1.9%
4.00% due 02/15/2041	1,221,851	1,297,892
4.00% due 09/15/2041	1,033,964	1,095,111
4.00% due 02/15/2042	18,965	20,029
4.00% due 08/15/2042	148,767	160,677
4.50% due 05/15/2040	762,612	816,034
4.50% due 06/15/2040	964,938	1,030,903
4.50% due 07/15/2040	1,732,488	1,854,034
4.50% due 05/15/2042	194,197	207,997
4.50% due April 30 TBA	3,000,000	3,203,906
5.00% due 07/15/2033	1,376,036	1,520,347
5.00% due 10/15/2033	75,473	83,577
5.00% due 11/15/2033	11,599	12,783
5.00% due 12/15/2033	31,006	34,080
5.00% due 01/15/2034	130,175	144,069
5.00% due 02/15/2034	65,316	71,377
5.00% due 03/15/2034	5,358	5,856
5.00% due 05/15/2034	11,246	12,585
5.00% due 06/15/2035	8,349	9,222
5.00% due 09/15/2035	110,007	122,983
5.00% due 11/15/2035	31,191	34,243
5.00% due 12/15/2035	22,796	25,126
5.00% due 02/15/2036	11,253	12,300
5.00% due 03/15/2036	13,480	14,750
5.00% due 09/15/2036	4,617	5,070
5.00% due 05/15/2038	9,362	10,230
5.00% due 07/15/2038	132,482	146,142
5.00% due 08/15/2038	37,809	41,676
5.00% due 11/15/2038	105,489	116,364
5.00% due 12/15/2038	376,966	415,512
5.00% due 06/15/2039	507,204	559,591
5.00% due 08/15/2039	132,830	146,639
5.00% due 07/15/2040	45,030	49,221
5.00% due 04/15/2041	318,611	351,204
5.50% due 10/15/2032	1,868	2,090
5.50% due 02/15/2033	99,859	111,255
5.50% due 05/15/2033	63,875	71,979
5.50% due 06/15/2033	92,341	103,868
5.50% due 07/15/2033	12,412	13,939
5.50% due 08/15/2033	8,180	9,114
5.50% due 09/15/2033	4,879	5,502
5.50% due 11/15/2033	170,066	191,268
5.50% due 01/15/2034	147,796	164,854
5.50% due 02/15/2034	58,866	65,971
5.50% due 03/15/2034	839,359	945,984
5.50% due 04/15/2034	26,779	30,294
5.50% due 05/15/2034	49,168	56,116
5.50% due 06/15/2034	11,759	13,180
5.50% due 07/15/2034	29,488	32,903
5.50% due 08/15/2034	20,404	22,906
5.50% due 09/15/2034	157,470	175,445
5.50% due 10/15/2034	208,537	234,706
5.50% due 04/15/2036	47,581	53,274
6.00% due 03/15/2028	7,685	8,698
6.00% due 06/15/2028	13,710	15,522
6.00% due 08/15/2028	36,580	41,494
6.00% due 09/15/2028	33,722	38,171
6.00% due 10/15/2028	11,487	12,999
6.00% due 11/15/2028	3,073	3,477
6.00% due 12/15/2028	50,785	57,632
6.00% due 03/15/2029	353	399
6.00% due 04/15/2029	2,304	2,608
6.00% due 01/15/2032	9,353	10,832
6.00% due 02/15/2032	253	286
6.00% due 07/15/2032	11,049	12,626
6.00% due 09/15/2032	12,389	14,029
6.00% due 10/15/2032	210,910	244,519
6.00% due 11/15/2032	8,807	9,975
6.00% due 01/15/2033	3,615	4,101
6.00% due 02/15/2033	14,155	16,290
6.00% due 03/15/2033	34,321	39,697
6.00% due 04/15/2033	47,710	54,013
6.00% due 05/15/2033	82,128	92,965
6.00% due 12/15/2033	25,815	29,845
6.00% due 08/15/2034	4,275	4,906
6.00% due 09/15/2034	104,582	119,819
6.00% due 10/15/2034	62,267	71,959
6.00% due 05/15/2036	25,339	28,953
6.00% due 06/15/2036	254,602	299,294
6.00% due 07/15/2036	3,201,270	3,656,807
6.00% due 08/15/2036	91,775	104,833
6.00% due 12/15/2036	203,612	231,805
6.00% due 02/15/2037	63,523	72,575
6.00% due 08/15/2037	64,309	72,801
6.00% due 01/15/2038	275,408	314,498
6.00% due 03/15/2038	157,962	178,899
6.00% due 07/15/2038	116,128	131,451
6.00% due 08/15/2038	311,478	352,926
6.00% due 09/15/2038	595,775	677,239
6.00% due 10/15/2038	715,879	816,723
6.00% due 11/15/2038	243,485	275,692
6.00% due 12/15/2038	227,976	258,128
6.00% due 01/15/2039	181,822	209,859
6.00% due 02/15/2039	130,805	148,154
6.00% due 04/15/2039	152,783	175,225
6.00% due 12/15/2039	156,195	176,809
6.00% due 03/15/2040	222,659	252,022
6.00% due 04/15/2040	64,691	73,229
6.00% due 06/15/2041	225,885	255,726
6.50% due 05/15/2023	5,153	5,845
6.50% due 06/15/2023	3,035	3,443
6.50% due 07/15/2023	16,666	18,902
6.50% due 08/15/2023	1,801	2,043
6.50% due 10/15/2023	12,316	13,970
6.50% due 11/15/2023	14,654	16,620
6.50% due 12/15/2023	43,557	49,402
6.50% due 02/15/2027	1,538	1,746

6.50% due 12/15/2027	1,747	1,981
6.50% due 01/15/2028	19,754	22,406
6.50% due 02/15/2028	7,930	8,994
6.50% due 03/15/2028	30,026	34,232
6.50% due 04/15/2028	15,159	17,231
6.50% due 05/15/2028	45,177	51,238
6.50% due 06/15/2028	97,439	110,581
6.50% due 07/15/2028	70,813	80,316
6.50% due 08/15/2028	39,550	44,950
6.50% due 09/15/2028	57,669	65,419
6.50% due 10/15/2028	50,867	57,746
6.50% due 11/15/2028	67,768	77,088
6.50% due 12/15/2028	45,568	51,818
6.50% due 01/15/2029	922	1,045
6.50% due 02/15/2029	10,223	11,596
6.50% due 03/15/2029	17,852	20,246
6.50% due 04/15/2029	7,599	8,619
6.50% due 05/15/2029	59,138	67,073
6.50% due 06/15/2029	6,912	7,840
6.50% due 03/15/2031	3,266	3,705
6.50% due 04/15/2031	855	1,001
6.50% due 05/15/2031	72,244	81,995
6.50% due 06/15/2031	45,351	51,436
6.50% due 07/15/2031	146,121	165,725
6.50% due 08/15/2031	28,255	32,045
6.50% due 09/15/2031	82,601	93,684
6.50% due 10/15/2031	58,270	66,285
6.50% due 11/15/2031	39,636	44,953
6.50% due 01/15/2032	144,629	164,033
6.50% due 02/15/2032	47,509	53,883
6.50% due 03/15/2032	1,715	1,945
6.50% due 04/15/2032	12,978	14,720
6.50% due 05/15/2032	50,517	57,295
7.00% due 11/15/2031	30,081	34,479
7.00% due 03/15/2032	20,054	23,475
7.00% due 01/15/2033	27,203	32,119
7.00% due 05/15/2033	73,545	86,646
7.00% due 07/15/2033	54,344	63,239
7.00% due 11/15/2033	73,544	86,700
8.00% due 10/15/2029	400	401
8.00% due 12/15/2029	3,585	3,599
8.00% due 01/15/2030	16,353	17,134
8.00% due 03/15/2030	124	124
8.00% due 04/15/2030	17,658	17,936
8.00% due 08/15/2030	1,729	1,735
8.00% due 09/15/2030	21,275	21,930
8.00% due 11/15/2030	2,433	2,767
8.00% due 12/15/2030	836	843
8.00% due 02/15/2031	37,413	40,525
8.00% due 03/15/2031	10,987	11,126
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	61,793	68,889
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	333,987	386,547
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	134,719	158,831

		28,350,828

Sovereign Agency - 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,354,138
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,445,102

		10,799,240

Total U.S. Government Agencies (cost $539,006,898)		538,538,893

U.S. GOVERNMENT TREASURIES - 28.1%
United States Treasury Bonds - 5.0%
2.50% due 02/15/2045	10,270,000	9,228,160
2.50% due 02/15/2046	560,000	501,900
2.50% due 05/15/2046(4)	7,530,000	6,743,763
2.88% due 05/15/2043	31,130,000	30,309,195
2.88% due 08/15/2045	6,205,000	6,017,640
3.00% due 11/15/2044	3,405,000	3,389,439
3.38% due 05/15/2044	2,895,000	3,089,394
3.63% due 02/15/2044	13,550,000	15,097,667

		74,377,158

United States Treasury Notes - 23.1%
0.38% due 01/15/2027 TIPS(5)	31,595,633	31,458,445
0.75% due 03/31/2018	2,800,000	2,790,813
0.88% due 03/31/2018	37,500,000	37,423,838
1.00% due 05/31/2018	9,800,000	9,786,221
1.25% due 11/30/2018	6,800,000	6,804,515
1.25% due 03/31/2021	12,000,000	11,752,500
1.38% due 07/31/2018	18,200,000	18,252,616
1.38% due 09/30/2018	23,200,000	23,267,976
1.38% due 02/29/2020	5,500,000	5,479,161
1.38% due 03/31/2020	31,550,000	31,413,199
1.38% due 09/30/2020	6,000,000	5,940,000
1.38% due 01/31/2021	3,000,000	2,957,931
1.50% due 03/31/2023	72,530,000	70,028,295
1.63% due 06/30/2020	45,200,000	45,237,064
1.75% due 12/31/2020	2,200,000	2,201,632
1.88% due 06/30/2020	32,000,000	32,292,512
2.00% due 11/30/2020	10,400,000	10,506,434
2.00% due 02/15/2025	1,410,000	1,378,881

		348,972,033

Total U.S. Government Treasuries (cost $425,779,160)		423,349,191

Total Long-Term Investment Securities (cost $1,487,013,848)		1,496,747,104

REPURCHASE AGREEMENTS - 8.5%
Bank of America Securities LLC Joint Repurchase Agreement(6)	20,945,000	20,945,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	23,275,000	23,275,000

BNP Paribas SA Joint Repurchase Agreement(6)	39,585,000	39,585,000
Deutsche Bank AG Joint Repurchase Agreement(6)	10,065,000	10,065,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	34,820,000	34,820,000

Total Repurchase Agreements (cost $128,690,000)		128,690,000

TOTAL INVESTMENTS (cost $1,615,703,848)(7)	107.7%	1,625,437,104
Liabilities in excess of other assets	(7.7)	(116,350,543)

NET ASSETS	100.0%	$1,509,086,561

FORWARD SALES CONTRACTS - (0.01)%
U.S. Government Agencies - (0.01)%
Federal National Mtg. Assoc. - (0.01)%
4.00% due April 15 TBA	$(5,700,000)	$(5,890,060)
4.50% due April 30 TBA	(2,270,000)	(2,433,866)

		(8,323,926)

Government National Mtg. Assoc. - (0.00)%
4.00% due April 30 TBA	(2,000,000)	(2,111,016)

Total Forward Sales Contracts
(cost $10,380,603)		$(10,434,942)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $186,870,886 representing 12.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

CLO  -  Collateralized Loan Obligation

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS  -  Treasury Inflation Protected Securities

ULC  -  Unlimited Liability Corp.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
498	Short	U.S. Treasury 10 Year Notes	June 2017	$61,819,802	$62,032,125	$(212,323)
5	Short	U.S. Ultra Bonds	June 2017	802,188	803,125	(937)

						$(213,260)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	83,219,625	$—	$83,219,625
U.S. Corporate Bonds & Notes	—	250,966,389	—	250,966,389
Foreign Corporate Bonds & Notes	—	145,473,707	—	145,473,707
Foreign Government Obligations	—	8,231,021	—	8,231,021
Municipal Bond & Notes	—	46,968,278	—	46,968,278
U.S. Government Agencies	—	538,538,893	—	538,538,893
U.S. Government Treasuries	—	423,349,191	—	423,349,191
Repurchase Agreements	—	128,690,000	—	128,690,000

Total Investments at Value	$—	$1,625,437,104	$—	$1,625,437,104

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$10,434,942	$—	$10,434,942

Other Financial Instruments:+
Futures Contracts	$213,260	$—	$—	$213,260

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 58.9%
Advertising Services - 0.1%

Publicis Groupe ADR	13,500	$235,710

Aerospace/Defense - 0.8%

Boeing Co.	8,311	1,469,883
Raytheon Co.	266	40,565

		1,510,448

Aerospace/Defense-Equipment - 0.0%

Harris Corp.	780	86,791

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR	100,000	293,000

Airlines - 1.1%

Alaska Air Group, Inc.	16,743	1,544,039
Copa Holdings SA, Class A	2,500	280,625
Delta Air Lines, Inc.	6,112	280,908

		2,105,572

Apparel Manufacturers - 0.2%

VF Corp.	6,565	360,878

Applications Software - 0.6%

Microsoft Corp.	4,160	273,978
Red Hat, Inc.†	10,786	932,989

		1,206,967

Athletic Footwear - 0.4%

NIKE, Inc., Class B	14,534	809,980

Auction Houses/Art Dealers - 0.3%

KAR Auction Services, Inc.	2,154	94,065
Ritchie Bros. Auctioneers, Inc.	15,000	493,500

		587,565

Auto-Cars/Light Trucks - 0.4%

Nissan Motor Co., Ltd. ADR	40,000	770,400

Auto-Heavy Duty Trucks - 0.3%

New Flyer Industries, Inc.	5,325	196,527
PACCAR, Inc.	6,652	447,014

		643,541

Auto/Truck Parts & Equipment-Original - 1.2%

Autoliv, Inc.	11,501	1,176,092
Magna International, Inc.	12,401	535,227
Mobileye NV†	9,372	575,441

		2,286,760

Banks-Commercial - 2.0%

Banco Bilbao Vizcaya Argentaria SA ADR	88,863	676,247
Bank of Nova Scotia	6,443	377,367
Bank of the Ozarks, Inc.	3,883	201,955
BOK Financial Corp.	1,036	81,088
Cullen/Frost Bankers, Inc.	7,787	692,809
East West Bancorp, Inc.	15,634	806,871
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	10,245	92,512
ING Groep NV ADR	50,000	754,500
M&T Bank Corp.	171	26,459
PacWest Bancorp	3,546	188,860
Washington Trust Bancorp, Inc.	1,618	79,767

		3,978,435

Banks-Super Regional - 1.3%

PNC Financial Services Group, Inc.	12,453	1,497,349
US Bancorp	10,469	539,153
Wells Fargo & Co.	8,016	446,171

		2,482,673

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	6,947	387,295

Beverages-Non-alcoholic - 0.9%

Coca-Cola Co.	5,368	227,818
Dr Pepper Snapple Group, Inc.	14,778	1,447,062

		1,674,880

Beverages-Wine/Spirits - 0.2%

Diageo PLC ADR	4,000	462,320

Brewery - 0.4%

Ambev SA ADR	125,000	720,000

Building & Construction Products-Misc. - 0.3%

James Hardie Industries PLC ADR	36,434	575,657

Building Products-Air & Heating - 0.0%

Johnson Controls International PLC	2,217	93,380

Cellular Telecom - 0.1%

MTN Group, Ltd. ADR	17,000	152,830

Chemicals-Diversified - 0.7%

Akzo Nobel NV ADR	4,000	110,240
Croda International PLC ADR	18,027	400,740
E.I. du Pont de Nemours & Co.	2,133	171,344
Huntsman Corp.	4,747	116,491
Innospec, Inc.	6,253	404,882
PPG Industries, Inc.	1,547	162,559

		1,366,256

Chemicals-Specialty - 1.0%

Albemarle Corp.	937	98,985
Cabot Corp.	622	37,264
Givaudan SA ADR	13,000	468,195
H.B. Fuller Co.	27,959	1,441,566

		2,046,010

Coal - 0.0%

Alliance Resource Partners LP	3,416	73,956

Coatings/Paint - 0.1%

RPM International, Inc.	1,341	73,795
Valspar Corp.	753	83,538

		157,333

Commercial Services - 0.1%

RELX PLC ADR	6,725	133,155

Commercial Services-Finance - 0.3%

Experian PLC ADR	24,000	490,440
Travelport Worldwide, Ltd.	12,120	142,652

		633,092

Computer Services - 0.1%

Accenture PLC, Class A	747	89,550
International Business Machines Corp.	511	88,986
Leidos Holdings, Inc.	2,222	113,633

		292,169

Computer Software - 0.3%

j2 Global, Inc.	3,681	308,872
Kudelski SA (BR)(13)	16,000	261,968

		570,840

Computers - 1.1%

Apple, Inc.	15,348	2,204,894

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	1,001	91,712

Cosmetics & Toiletries - 0.3%

Unilever NV	12,000	596,160

Data Processing/Management - 0.9%

Broadridge Financial Solutions, Inc.	1,133	76,987
Fair Isaac Corp.	4,459	574,988
Fidelity National Information Services, Inc.	14,537	1,157,436

		1,809,411

Diagnostic Equipment - 0.2%

Abbott Laboratories	6,872	305,186

Disposable Medical Products - 0.1%
STERIS PLC	2,476	171,983

Diversified Banking Institutions - 1.2%

BNP Paribas SA ADR	22,000	732,160
JPMorgan Chase & Co.	19,395	1,703,657

		2,435,817

Diversified Manufacturing Operations - 0.7%

3M Co.	871	166,648
Crane Co.	1,605	120,102
Parker-Hannifin Corp.	2,490	399,197
Siemens AG ADR	11,000	753,500

		1,439,447

Electric Products-Misc. - 0.2%

Emerson Electric Co.	3,576	214,059
Littelfuse, Inc.	533	85,232

		299,291

Electric-Integrated - 2.5%

ALLETE, Inc.	1,672	113,211
Alliant Energy Corp.	2,996	118,672
CLP Holdings, Ltd. ADR	50,000	525,750
Eversource Energy	15,367	903,272
Fortis, Inc.	1,385	45,927
Great Plains Energy, Inc.	3,847	112,409
NextEra Energy, Inc.	12,875	1,652,764
PNM Resources, Inc.	1,713	63,381
WEC Energy Group, Inc.	14,256	864,341
Xcel Energy, Inc.	8,939	397,338

		4,797,065

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	3,592	183,587

Electronic Components-Semiconductors - 1.7%

Broadcom, Ltd.	4,286	938,463
Microchip Technology, Inc.	26,799	1,977,230
NVIDIA Corp.	3,697	402,714

		3,318,407

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	5,000	372,750

Electronic Forms - 0.6%

Adobe Systems, Inc.†	8,372	1,089,448

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	7,748	568,780
Avnet, Inc.	2,805	128,357

		697,137

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	1,209	85,464

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	996	45,338

Finance-Credit Card - 0.8%

Discover Financial Services	21,653	1,480,849

Finance-Mortgage Loan/Banker - 1.5%

FNF Group	74,791	2,912,362

Finance-Other Services - 0.8%

BGC Partners, Inc., Class A	9,988	113,464
Deutsche Boerse AG ADR	102,000	934,320
Hong Kong Exchanges and Clearing, Ltd. ADR	21,373	541,250

		1,589,034

Food-Misc./Diversified - 1.4%

B&G Foods, Inc.	26,921	1,083,570
Danone SA ADR	52,517	718,958
Ingredion, Inc.	669	80,568
Kraft Heinz Co.	4,119	374,046
Orkla ASA ADR	44,000	392,260

		2,649,402

Food-Retail - 0.9%

Kroger Co.	57,699	1,701,544

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	58,103	268,901

Gas-Distribution - 0.2%

Sempra Energy	2,791	308,406
Vectren Corp.	1,456	85,336

		393,742

Housewares - 0.2%

Tupperware Brands Corp.	4,838	303,439

Human Resources - 0.4%

Adecco SA ADR	21,640	769,518

Industrial Automated/Robotic - 0.0%

Nordson Corp.	783	96,184

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,594	215,652

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,143	267,596

Insurance Brokers - 0.0%

Arthur J. Gallagher & Co.	1,495	84,527

Insurance-Multi-line - 0.6%

Allstate Corp.	5,168	421,141
Chubb, Ltd.	4,809	655,226

		1,076,367

Insurance-Property/Casualty - 1.2%

AmTrust Financial Services, Inc.	58,409	1,078,230
Beazley PLC(AQXE)	5,309	28,469
Beazley PLC(OTC)	50,000	266,000
Fairfax Financial Holdings, Ltd.	499	227,698
Markel Corp.†	505	492,809
XL Group, Ltd.	6,000	239,160

		2,332,366

Insurance-Reinsurance - 0.5%

Maiden Holdings, Ltd.	424	5,936
Swiss Re AG ADR	40,187	898,581
Validus Holdings, Ltd.	2,532	142,780

		1,047,297

Investment Companies - 0.1%

Ares Capital Corp.	8,554	148,669
Oaktree Capital Group LLC	2,810	127,293

		275,962

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	1,500	575,265

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	5,753	499,706

Machinery-Farming - 0.3%

AG Growth International, Inc.	3,000	113,610
Deere & Co.	4,115	447,959

		561,569

Machinery-General Industrial - 0.1%

Applied Industrial Technologies, Inc.	554	34,265
IDEX Corp.	826	77,239

		111,504

Machinery-Pumps - 0.4%

Flowserve Corp.	15,954	772,493

Medical Instruments - 1.4%

Edwards Lifesciences Corp.†	8,464	796,208
Medtronic PLC	14,457	1,164,656
Teleflex, Inc.	3,763	729,006

		2,689,870

Medical Products - 1.3%

Becton Dickinson and Co.	1,453	266,539
Sonova Holding AG ADR	21,000	581,805
Varian Medical Systems, Inc.†	17,740	1,616,646

		2,464,990

Medical-Biomedical/Gene - 0.1%

CSL, Ltd. ADR	6,000	288,300

Medical-Drugs - 3.2%

Allergan PLC	4,811	1,149,444
GlaxoSmithKline PLC ADR	13,958	588,469
Johnson & Johnson	2,730	340,022
Merck & Co., Inc.	6,218	395,092
Novartis AG ADR	8,189	608,197
Novo Nordisk A/S ADR	17,000	582,760
Pfizer, Inc.	43,433	1,485,843
Roche Holding AG ADR	34,841	1,115,957

		6,265,784

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	3,670	117,770

Medical-Hospitals - 0.2%

Universal Health Services, Inc., Class B	3,834	477,141

Multimedia - 0.9%

Vivendi SA ADR	14,000	271,320
Walt Disney Co.	12,345	1,399,800

		1,671,120

Non-Ferrous Metals - 0.1%

Cameco Corp.	23,000	254,610

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.	13,963	1,231,816

Office Furnishings-Original - 0.2%

HNI Corp.	6,991	322,215

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	5,436	438,142

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	987	65,705

Oil Companies-Exploration & Production - 1.6%

Cimarex Energy Co.	12,306	1,470,444
Linn Energy, Inc.†	8,843	256,447
Occidental Petroleum Corp.	6,845	433,699
Vermilion Energy, Inc.(NYSE)	3,501	131,289
Vermilion Energy, Inc.(TSX)	15,000	562,650
W&T Offshore, Inc.†	63,825	176,796

		3,031,325

Oil Companies-Integrated - 0.9%

Chevron Corp.	3,010	323,184
Exxon Mobil Corp.	4,449	364,863
Royal Dutch Shell PLC, Class B ADR	20,021	1,117,772

		1,805,819

Oil Refining & Marketing - 1.2%

HollyFrontier Corp.	17,984	509,667
Marathon Petroleum Corp.	11,624	587,477
Rubis SCA ADR	29,000	558,830
Valero Energy Corp.	11,242	745,232

		2,401,206

Oil-Field Services - 0.4%

Schlumberger, Ltd.	9,872	771,003

Pipelines - 0.4%

EnLink Midstream Partners LP	9,154	167,518
Enterprise Products Partners LP	21,421	591,434
Targa Resources Corp.	1,983	118,782

		877,734

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	545	65,427

Private Equity - 0.3%

KKR & Co. LP	27,282	497,351

Real Estate Investment Trusts - 3.1%

AGNC Investment Corp.	4,104	81,629

Agree Realty Corp.	1,129	54,147
Alexandria Real Estate Equities, Inc.	11,105	1,227,325
Annaly Capital Management, Inc.	20,933	232,566
Colony NorthStar, Inc., Class A	13,678	176,583
Digital Realty Trust, Inc.	8,942	951,339
EastGroup Properties, Inc.	1,037	76,251
EPR Properties	2,156	158,746
Gramercy Property Trust	6,186	162,692
Host Hotels & Resorts, Inc.	14,966	279,265
LaSalle Hotel Properties	3,245	93,943
Medical Properties Trust, Inc.	15,934	205,389
Omega Healthcare Investors, Inc.	19,369	638,983
Pebblebrook Hotel Trust	4,116	120,228
Realty Income Corp.	13,262	789,487
Simon Property Group, Inc.	1,882	323,760
Tanger Factory Outlet Centers, Inc.	13,395	438,954

		6,011,287

Real Estate Management/Services - 0.3%

Daito Trust Construction Co., Ltd. ADR	15,000	523,350

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	12,257	364,523

Retail-Apparel/Shoe - 0.2%

lululemon athletica, Inc.†	7,679	398,310

Retail-Auto Parts - 0.0%

Genuine Parts Co.	267	24,673

Retail-Discount - 0.4%

Costco Wholesale Corp.	1,275	213,805
Dollar General Corp.	7,894	550,448

		764,253

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	2,284	106,366

Retail-Restaurants - 1.0%

Chipotle Mexican Grill, Inc.†	3,528	1,571,794
Starbucks Corp.	5,438	317,525

		1,889,319

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	35,000	709,625

Satellite Telecom - 0.3%

Inmarsat PLC ADR	55,000	596,750

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	14,161	468,729

Security Services - 0.4%

Secom Co., Ltd. ADR	42,000	753,270

Semiconductor Components-Integrated Circuits - 1.2%

Maxim Integrated Products, Inc.	7,668	344,753
NXP Semiconductors NV†	10,364	1,072,674
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,846	848,783

		2,266,210

Semiconductor Equipment - 0.1%

Applied Materials, Inc.	4,845	188,470

SupraNational Banks - 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	21,820	605,287

Telecom Services - 0.4%

BCE, Inc.	17,052	754,892
Consolidated Communications Holdings, Inc.	1,690	39,580

		794,472

Telephone-Integrated - 0.6%

Telstra Corp., Ltd. ADR	19,181	340,175
Verizon Communications, Inc.	15,103	736,271

		1,076,446

Television - 0.7%

Nexstar Broadcasting Group, Inc., Class A	16,175	1,134,676
Sinclair Broadcast Group, Inc., Class A	5,678	229,959

		1,364,635

Tobacco - 0.2%

Imperial Brands PLC ADR	8,000	395,200

Tools-Hand Held - 0.1%

Snap-on, Inc.	1,728	291,462

Toys - 0.6%

Hasbro, Inc.	11,484	1,146,333

Transactional Software - 0.2%

Black Knight Financial Services, Inc., Class A†	9,141	350,100

Transport-Marine - 0.2%

Kirby Corp.†	6,712	473,532

Transport-Rail - 0.2%

Union Pacific Corp.	3,646	386,184

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	8,569	484,063
United Parcel Service, Inc., Class B	1,559	167,281

		651,344

Venture Capital - 0.0%

Hercules Technology Growth Capital, Inc.	3,996	60,459

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	1,197	40,219

Total Common Stocks
(cost $101,502,586)		115,064,405

EXCHANGE-TRADED FUNDS - 4.3%

iShares MSCI Emerging Markets ETF	125,860	4,957,625
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,499,182

Total Exchange-Traded Funds

(cost $8,418,926)		8,456,807

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.0%
Banks-Super Regional - 0.3%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(1)	$250,000	279,531
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	250,000	261,250

		540,781

Diversified Banking Institutions - 0.5%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(1)	500,000	521,250
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	500,000	518,125

		1,039,375

Insurance-Multi-line - 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	250,000	266,250

Total Preferred Securities/Capital Securities (cost $1,740,143)		1,846,406

ASSET BACKED SECURITIES - 4.1%
Diversified Financial Services - 4.1%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	116,623	$114,246
AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09% due 02/08/2019	200,000	200,426
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	138,288
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.93% due 09/11/2042(3)	300,000	300,655
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	76,749	76,706
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	80,000	80,421
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(4)	284,581	295,399
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-10, Class 2A2 3.05% due 02/25/2036*(4)	400,000	364,765
Commercial Mtg. Trust VRS Series 2014-UBS3, Class C 4.78% due 06/10/2047(3)	250,000	241,116
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(4)	509	510
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	37,539	37,538
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.94% due 05/25/2034(4)	9,174	8,712
CSMC Trust VRS Series 2015-1, Class B2 3.95% due 01/25/2045*(4)	95,646	94,258
DBUBS Mtg. Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(3)	300,000	321,058
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	246,577
Goldman Sachs Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(3)	200,000	196,198
Goldman Sachs Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(3)	230,000	247,754
Goldman Sachs Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.87% due 04/10/2047(3)	200,000	193,369
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.40% due 08/10/2044*(3)	300,000	298,755
GSMSC FRS Pass Through Trust Series 2009-4R, Class 2A1 1.23% due 12/26/2036*(4)	26,767	26,392
JP Morgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(4)	91,828	93,485
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C25, Class C 4.45% due 11/15/2047(3)	108,500	106,624
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 1.46% due 09/27/2035	144,570	143,592
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	180,865	179,950
New Residential Mtg. Loan Trust Series 2016-4A, Class B1A 4.50% due 11/25/2056*(4)	98,766	101,694
New Residential Mtg. Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(4)	197,564	205,508
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.59% due 08/25/2055*(4)	91,775	94,718

OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	51,733	51,743
PFS Financing Corp. FRS Series 2015-AA, Class A 1.53% due 04/15/2020*	250,000	249,922
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	16,520	16,559
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	250,000	251,986
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(4)	133,084	129,353
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(4)	92,191	91,674
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.68% due 12/16/2030	199,196	195,315
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 1.51% due 08/15/2022*	7,046	7,049
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 1.40% due 11/25/2035	6,150	6,143
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(4)	200,000	199,625
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	202,291
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	250,805
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 1.33% due 07/22/2019*	342,000	342,050
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.61% due 11/15/2048(3)	300,000	303,875
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 1.82% due 10/25/2034	12,275	12,236
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	5,282	5,281
Westlake Automobile Receivables Trust Series 2016-1A, Class A2A 1.82% due 01/15/2019*	74,206	74,292
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 3.91% due 09/15/2057*(3)	160,000	121,335
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.00% due 06/15/2046*(3)	300,000	267,017
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(3)	300,000	289,330
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(3)	300,000	312,760
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(3)	300,000	298,253

Total Asset Backed Securities (cost $8,159,246)		8,087,608

U.S. CORPORATE BONDS & NOTES - 17.7%
Aerospace/Defense - 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	245,416

Airlines - 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	285,441	303,604
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	153,345	169,062
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	411,305	445,238

		917,904

Apparel Manufacturers - 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	228,296

Auto-Cars/Light Trucks - 0.5%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	232,437
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	263,625
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	266,728
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	252,130

		1,014,920

Banks-Commercial - 0.1%
KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	250,381

Banks-Fiduciary - 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	480,028

Banks-Super Regional - 0.9%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	255,238
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	498,057
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,998
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	254,691
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	257,449
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	256,755

		1,775,188

Beverages-Non-alcoholic - 0.1%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	248,119

Brewery - 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	528,979

Cable/Satellite TV - 0.3%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	248,140
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	286,673

		534,813

Casino Hotels - 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	269,375

Cellular Telecom - 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	276,875
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	538,750

		815,625

Chemicals-Diversified - 0.1%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	250,000	244,829

Computer Services - 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,845

Computers - 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	245,820

Containers-Paper/Plastic - 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	523,750
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	271,875

		795,625

Diversified Banking Institutions - 1.5%
Bank of America Corp. FRS Senior Notes 2.44% due 04/19/2021	250,000	257,521
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	246,533
Citigroup, Inc. FRS Senior Notes 2.34% due 10/26/2020	200,000	204,154
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	253,011
Goldman Sachs Group, Inc. VRS Senior Notes 2.28% due 04/26/2022	250,000	252,067
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	548,458
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	255,674
Morgan Stanley FRS Senior Notes 2.44% due 04/21/2021	250,000	256,415
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	257,787

Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	297,438

		2,829,058

Diversified Manufacturing Operations - 0.2%

General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	144,000	159,456
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/2018	250,000	267,025

		426,481

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	114,396	123,548

Electric-Integrated - 1.4%

Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	469,683
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	202,842
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	303,876
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	577,557
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	847,500
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	266,380

		2,667,838

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	603,177

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	251,502

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	245,655
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	256,655

		502,310

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	252,500

Finance-Investment Banker/Broker - 0.3%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	255,196
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	257,831

		513,027

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	253,796

Gambling (Non-Hotel) - 0.3%

Greektown Holdings LLC/Greektown Mothership Corp Sec. Notes 8.88% due 03/15/2019*	500,000	523,375

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	250,000	260,186

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	543,750

Independent Power Producers - 0.2%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	326,250

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	252,511
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	251,226

		503,737

Insurance-Property/Casualty - 0.1%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	250,000	251,300

Insurance-Reinsurance - 0.3%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.32% due 01/12/2018	500,000	501,070

Internet Security - 0.1%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	259,062

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	253,603
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	524,158

		777,761

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. FRS Company Guar. Notes 1.49% due 09/30/2019*	250,000	251,103

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	251,652
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	263,120
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	251,760
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	268,397

		1,034,929

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	249,063

Medical-Hospitals - 0.5%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	540,000
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	528,750

		1,068,750

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	278,519

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	523,750

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	505,000
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	224,375

		729,375

Oil Companies-Exploration & Production - 0.3%

W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021*(10)	154,083	117,103
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020*(10)	171,411	146,556
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	247,500

		511,159

Oil Refining & Marketing - 0.4%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	250,282
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	265,050
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	258,750

		774,082

Oil-Field Services - 0.3%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	496,250

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	755,625

Pipelines - 1.0%

Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	254,763
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	291,904
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	607,753

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	509,876
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	251,553

		1,915,849

Real Estate Investment Trusts - 1.2%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	200,619
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	265,614
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	267,187
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	273,985
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	254,708
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	266,290
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	261,006
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	264,826
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	251,557

		2,305,792

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	266,256

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013 †(2)(11)	125,000	0

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	750,000	767,550

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	516,250

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	548,124

Telephone-Integrated - 0.2%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	266,875
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022*	208,000	207,172

		474,047

Total U.S. Corporate Bonds & Notes (cost $33,960,561)		34,683,364

FOREIGN CORPORATE BONDS & NOTES - 1.2%
Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	414,787

Diversified Minerals - 0.1%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	251,003

Electric-Integrated - 0.3%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	250,312
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	208,000

		458,312

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	250,680

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	790,465

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	239,375

Pipelines - 0.0%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	24,600	25,450

Total Foreign Corporate Bonds & Notes (cost $2,345,543)		2,430,072

U.S. GOVERNMENT AGENCIES - 9.6%
Federal Home Loan Mtg. Corp. - 2.5%
2.00% due 02/01/2028	182,346	178,348
2.00% due 03/01/2028	204,148	199,671
3.00% due 04/01/2035	64,910	65,844
3.00% due 09/01/2035	82,208	83,392
3.00% due 10/01/2042	341,385	340,556
3.00% due 05/01/2043	282,035	281,089
3.00% due 07/01/2045	178,467	177,662
3.00% due 01/01/2047	119,075	118,646
3.50% due 07/01/2042	127,789	131,272
3.50% due 09/01/2042	84,158	86,435
3.50% due 10/01/2042	135,202	139,003
3.50% due 08/01/2043	217,736	224,017
3.50% due 02/01/2044	201,855	207,010
3.50% due 08/01/2045	255,746	263,688
3.50% due 07/01/2046	94,372	97,186
4.00% due 12/01/2040	231,545	244,241
4.50% due 11/01/2043	133,974	146,046
5.00% due 04/01/2035	58,990	64,697
5.50% due 11/01/2017	2,857	2,877
5.50% due 01/01/2018	3,706	3,722
5.50% due 05/01/2031	34,292	38,213
6.00% due 04/01/2017	98	98
6.00% due 05/01/2017	389	389
6.00% due 05/01/2031	13,570	15,531
6.00% due 09/01/2032	7,491	8,457
7.00% due 01/01/2032	2,264	2,320
7.50% due 12/01/2030	13,812	14,456
7.50% due 01/01/2031	23,897	26,362
7.50% due 02/01/2031	2,083	2,344
Federal Home Loan Mtg. Corp. REMIC
Series 4503, Class SA
1.89% due 02/15/2042 VRS(4)(8)	671,215	38,858
Series 4350, Class AS
2.10% due 12/15/2037 VRS(4)(8)	1,065,128	61,333
Series 4127, Class EJ
2.50% due 11/15/2032(4)	133,858	132,028
Series 4033, Class ED
2.50% due 10/15/2036(4)	194,630	195,589
Series 4097, Class HI
3.00% due 08/15/2027(4)(8)	930,982	93,756
Series 4579, Class BA
3.00% due 01/15/2043(4)	143,064	144,592
Series 4121, Class HI
3.50% due 10/15/2027(4)(8)	746,247	82,457
Series 4343, Class DI
3.50% due 08/15/2040(4)(8)	401,844	54,023
Series 4121, Class UI
3.50% due 10/15/2042(4)(8)	508,953	106,789
Series 4650, Class CA
3.50% due 05/15/2043(4)	58,548	60,621
Series 4648, Class E
3.50% due 08/15/2043(4)	98,746	101,570
Series 3924, Class LB
4.00% due 05/15/2039(4)	200,000	206,841
Series 4135, Class DI
4.00% due 11/15/2042(4)(8)	336,023	60,549
Series 2015-4440, Class ZX
4.00% due 01/15/2045(4)	108,675	117,266
Series 4463, Class ZA
4.00% due 04/15/2045(4)	53,977	57,304
Federal Home Loan Mtg. Corp. STRIPS VRS Series 328, Class S4 2.07% due 02/15/2038(4)(8)(9)	2,230,803	152,357
Series 2012-276, Class 40
4.00% due 09/15/2042(4)	125,582	131,494

		4,960,999

Federal National Mtg. Assoc. - 5.6%
1.38% due 10/07/2021	750,000	731,672
2.00% due 10/01/2027	52,978	52,710
2.00% due 01/01/2031	85,053	82,832
2.50% due 06/01/2027	156,008	157,884
2.50% due 07/01/2028	195,083	194,752
2.50% due 08/01/2028	179,032	181,113
2.50% due 09/01/2028	217,995	220,525
3.00% due 04/01/2027	49,150	50,575
3.00% due 05/01/2029	65,214	67,095
3.00% due 08/01/2031	189,384	194,755
3.00% due 10/01/2042	134,334	133,918
3.00% due 11/01/2042	213,734	213,072
3.00% due 12/01/2042	305,441	304,496
3.00% due 02/01/2043	113,766	113,414
3.00% due 04/01/2043	175,354	173,183
3.00% due 06/01/2043	215,279	214,613
3.00% due 08/01/2043	175,726	175,183
3.00% due 07/01/2046	243,992	242,517
3.00% due 12/01/2046	345,829	344,294
3.50% due 08/01/2031	95,224	100,167
3.50% due 01/01/2036	212,183	220,173
3.50% due 03/01/2042	162,230	166,806
3.50% due 07/01/2042	97,353	100,069
3.50% due 09/01/2042	136,635	140,546
3.50% due 11/01/2042	187,929	193,308
3.50% due 02/01/2043	68,040	70,255
3.50% due 05/01/2043	151,579	156,503
3.50% due 11/01/2044	161,148	166,306
3.50% due 03/01/2045	154,625	158,855
3.50% due 06/01/2045	82,711	85,353
3.50% due 09/01/2045	87,401	89,869

3.50% due 11/01/2045	183,422	188,935
3.50% due 04/01/2046	186,702	192,711
4.00% due 09/01/2040	177,106	187,266
4.00% due 12/01/2040	141,583	150,110
4.00% due 08/01/2043	339,325	360,438
4.00% due 10/01/2043	68,812	72,936
4.00% due 04/01/2044	295,998	314,593
4.00% due 08/01/2044	151,462	160,941
4.00% due 10/01/2044	215,878	228,152
4.00% due 09/01/2045	89,725	95,358
4.50% due 03/01/2041	226,517	244,195
4.50% due 09/01/2043	416,867	454,467
4.50% due 07/01/2044	60,357	64,998
4.50% due 12/01/2044	195,589	212,723
5.00% due 02/01/2040	162,344	181,163
5.00% due 07/01/2041	197,511	220,609
5.00% due 02/01/2044	182,620	203,952
6.00% due 08/01/2018	441	498
6.00% due 05/01/2031	6,581	7,506
6.00% due 04/01/2032	11,286	12,757
6.50% due 06/01/2019	2,654	2,951
6.50% due 09/01/2024	12,835	14,270
6.50% due 09/01/2025	2,666	2,965
6.50% due 11/01/2025	4,120	4,581
6.50% due 05/01/2026	10,647	11,837
6.50% due 11/01/2027	290	323
6.50% due 01/01/2032	3,277	3,644
7.00% due 05/01/2029	4,996	5,650
7.00% due 09/01/2029	5,343	5,456
7.00% due 01/01/2031	2,037	2,167
7.50% due 01/01/2031	10,154	11,108
7.50% due 02/01/2031	1,421	1,466
Federal National Mtg. Assoc. REMIC
Series 2016-11, Class AS
1.72% due 03/25/2046 VRS(4)(8)	734,330	38,248
Series 2015-22, Class AS
1.81% due 04/25/2045 VRS(4)(8)	623,401	35,819
Series 2015-38, Class AS
1.83% due 06/25/2045 VRS(4)(8)	709,434	37,046
Series 2016-30, Class AS
1.84% due 05/25/2046 VRS(4)(8)	863,538	45,921
Series 2016-40, Class KS
1.84% due 07/25/2056 VRS(4)(8)	823,136	47,200
Series 2015-91, Class AS
1.90% due 12/25/2045 VRS(4)(8)	2,436,082	147,898
Series 2014-47, Class AI
1.98% due 08/25/2044 VRS(4)(8)	585,610	36,713
Series 2012-122, Class AD
2.00% due 02/25/2040(4)	55,635	55,305
Series 2013-2, Class BI
2.50% due 02/25/2028(4)(8)	518,981	40,871
Series 2016-92, Class A
3.00% due 04/25/2042(4)	98,418	98,910
Series 2016-38, Class NA
3.00% due 01/25/2046(4)	251,871	256,046
Series 2012-149, Class IC
3.50% due 01/25/2028(4)(8)	415,575	45,961
Series 2016-30, Class IL
3.50% due 04/25/2034(4)(8)	910,954	129,628
Series 2016-4, Class LI
3.50% due 02/25/2036(4)(8)	571,542	94,443
Series 2012-125, Class IG
3.50% due 11/25/2042(4)(8)	453,005	89,535
Series 2015-20, Class EH
3.50% due 11/25/2042(4)	200,000	211,310
Series 2016-64, Class IO
3.50% due 02/25/2043(4)(8)	385,300	58,089
Series 2015-12, Class BY
4.00% due 03/25/2045(4)	100,000	108,753
Series 2015-18, Class IA
4.50% due 04/25/2045(4)(8)	484,080	118,092
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	85,354	98,258

		10,911,585

Government National Mtg. Assoc. - 1.5%
Series 2014-135, Class IO 0.84% due 01/16/2056 VRS(3)(8)	737,484	40,039
3.00% due 11/15/2042	287,581	291,163
3.00% due 02/15/2043	206,808	209,382
3.50% due 09/15/2042	170,146	176,922
3.50% due 05/15/2043	84,302	87,855
3.50% due 09/20/2045	156,446	162,719
3.50% due 06/20/2046	193,631	201,349
4.00% due 10/20/2044	192,083	204,647
4.50% due 05/15/2039	51,194	54,780
5.50% due 07/20/2033	100,176	112,453
6.00% due 07/20/2033	67,866	78,500
6.50% due 12/15/2023	11,600	13,157
6.50% due 03/20/2027	502	507
6.50% due 04/20/2027	7,019	7,387
7.00% due 12/15/2022	2,029	2,034
7.00% due 05/15/2023	451	452
7.00% due 12/15/2023	2,554	2,822
7.00% due 04/15/2028	10,089	10,414
7.50% due 08/15/2030	12,982	13,279
7.50% due 09/15/2030	4,201	4,379
7.50% due 11/15/2030	17,515	18,629
7.50% due 01/15/2031	10,723	12,043
Government National Mtg. Assoc. REMIC
Series 2013-101, Class IO
0.71% due 10/16/2054 VRS(3)(8)	2,343,739	88,692
Series 2013-57, Class IO
0.76% due 06/16/2054 VRS(3)(8)	2,735,815	104,649
Series 2012-139, Class IO
0.83% due 02/16/2053 VRS(3)(8)	3,698,677	208,121
Series 2013-30, Class IO
0.85% due 09/16/2053 VRS(3)(8)	1,640,588	82,083
Series 2013-80, Class IO
0.85% due 03/16/2052 VRS(3)(8)	2,367,736	136,968
Series 2013-68, Class IO
0.92% due 02/16/2046 VRS(3)(8)	1,207,681	62,466
Series 2013-40, Class IO
0.98% due 06/16/2054 VRS(3)(8)	1,273,908	62,237
Series 69, Class WI
1.05% due 09/20/2037 VRS(4)(8)	1,235,685	61,587
Series 2016-134, Class MI

3.00% due 01/20/2043(4)(8)	977,239	122,572
Series 2015-63, Class ZB
3.25% due 05/20/2045(4)	85,309	87,191
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	112,171	115,360
Series 2016-81, Class IN
4.00% due 04/20/2046(4)(8)	288,150	56,610
Series 2002-70, Class PA
4.50% due 08/20/2032(4)	897	899

		2,894,347

Total U.S. Government Agencies (cost $19,252,071)		18,766,931

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.5%
2.25% due 08/15/2046	250,000	211,582
3.00% due 11/15/2044	250,000	248,858
4.25% due 11/15/2040	245,000	299,034
5.25% due 11/15/2028	140,000	178,899

		938,373

United States Treasury Notes - 0.2%
1.00% due 02/15/2018	140,000	139,929
1.50% due 08/15/2026	250,000	231,328
3.13% due 05/15/2021	100,000	105,203

		476,460

Total U.S. Government Treasuries (cost $1,500,810)		1,414,833

LOANS (5)(6)(7) - 0.3%
Applications Software - 0.3%
Landslide Holdings, Inc. FRS BTL 2nd Lien 2.06% due 01/20/2025 (cost $492,650)	500,000	495,000

Total Long-Term Investment Securities (cost $177,372,536)		191,245,426

REPURCHASE AGREEMENTS - 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $4,064,030 collateralized by $3,850,000 of United States Treasury Notes, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $4,150,650 (cost $4,064,000)	4,064,000	4,064,000

TOTAL INVESTMENTS (cost $181,436,536)(12)	99.9%	195,309,426
Other assets less liabilities	0.1	214,333

NET ASSETS	100.0%	$195,523,759

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $8,598,394 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Interest Only
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2017.
(10)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(11)	Illiquid security. At March 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).

ADR - American Depositary Receipt

AQXE - Aquis Exchange

BR - Bearer Shares

BTL - Bank Term Loan

ETF - Exchange-Traded Fund

NYSE - New York Stock Exchange

OTC - Over the Counter

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

TSX - Toronto Stock Exchange

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$308,872	$261,968	$—	$570,840
Other Industries	114,493,565	—	—	114,493,565
Exchange-Traded Funds	8,456,807	—	—	8,456,807
Preferred Securities/Capital Securities	—	1,846,406	—	1,846,406
Asset Backed Securities	—	8,087,608	—	8,087,608
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	0	0
Other Industries	—	34,683,364	—	34,683,364
Foreign Corporate Bonds & Notes	—	2,430,072	—	2,430,072
U.S. Government Agencies	—	18,766,931	—	18,766,931
U.S. Government Treasuries	—	1,414,833	—	1,414,833
Loans	—	495,000	—	495,000
Repurchase Agreements	—	4,064,000	—	4,064,000

Total Investments at Value	$123,259,244	$72,050,182	$0	$195,309,426

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense - 0.7%

General Dynamics Corp.	7,144	$1,337,357

Apparel Manufacturers - 1.0%

VF Corp.	35,052	1,926,808

Applications Software - 2.6%

Microsoft Corp.	58,426	3,847,936
PTC, Inc.†	22,099	1,161,303

		5,009,239

Athletic Footwear - 1.6%

NIKE, Inc., Class B	56,934	3,172,932

Banks-Commercial - 1.2%

M&T Bank Corp.	7,785	1,204,573
SVB Financial Group†	5,466	1,017,168

		2,221,741

Banks-Super Regional - 3.1%

Capital One Financial Corp.	25,856	2,240,681
PNC Financial Services Group, Inc.	31,145	3,744,875

		5,985,556

Beverages-Non-alcoholic - 1.2%

Monster Beverage Corp.†	49,709	2,295,065

Brewery - 1.1%

Molson Coors Brewing Co., Class B	21,355	2,043,887

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	29,366	1,786,921

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	99,048	3,723,214

Chemicals-Diversified - 2.3%

Dow Chemical Co.	39,330	2,499,028
PPG Industries, Inc.	19,249	2,022,685

		4,521,713

Coatings/Paint - 0.7%

Sherwin-Williams Co.	4,151	1,287,599

Commercial Services-Finance - 2.6%

Equifax, Inc.	12,066	1,649,905
Global Payments, Inc.	22,848	1,843,377
PayPal Holdings, Inc.†	36,349	1,563,734

		5,057,016

Computers - 4.4%

Apple, Inc.	58,835	8,452,236

Computers-Memory Devices - 0.7%

Western Digital Corp.	15,684	1,294,401

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	32,438	1,717,592

Cosmetics & Toiletries - 1.4%

Estee Lauder Cos., Inc., Class A	31,598	2,679,194

Diagnostic Equipment - 2.0%

Danaher Corp.	20,552	1,757,812
Thermo Fisher Scientific, Inc.	13,921	2,138,266

		3,896,078

Diversified Banking Institutions - 6.9%

Bank of America Corp.	224,125	5,287,109
Goldman Sachs Group, Inc.	12,149	2,790,868
JPMorgan Chase & Co.	59,860	5,258,102

		13,336,079

Diversified Manufacturing Operations - 1.9%

Eaton Corp. PLC	20,430	1,514,884
Illinois Tool Works, Inc.	16,814	2,227,351

		3,742,235

E-Commerce/Products - 3.4%

Amazon.com, Inc.†	5,482	4,860,012
eBay, Inc.†	53,208	1,786,193

		6,646,205

E-Commerce/Services - 1.1%

Priceline Group, Inc.†	1,185	2,109,264

Electric Products-Misc. - 1.1%

AMETEK, Inc.	37,749	2,041,466

Electric-Integrated - 1.6%

American Electric Power Co., Inc.	24,893	1,671,067
NextEra Energy, Inc.	11,120	1,427,475

		3,098,542

Electronic Components-Semiconductors - 1.4%

Broadcom, Ltd.	12,214	2,674,377

Electronic Measurement Instruments - 0.7%

Keysight Technologies, Inc.†	36,320	1,312,605

Electronic Parts Distribution - 0.5%

SYNNEX Corp.	7,856	879,401

Entertainment Software - 0.8%

Electronic Arts, Inc.†	16,684	1,493,552

Finance-Consumer Loans - 0.8%

Synchrony Financial	45,839	1,572,278

Finance-Credit Card - 1.8%

MasterCard, Inc., Class A	30,704	3,453,279

Food-Misc./Diversified - 1.5%

Mondelez International, Inc., Class A	67,814	2,921,427

Hotels/Motels - 0.8%

Hilton Worldwide Holdings, Inc.	26,782	1,565,676

Instruments-Controls - 1.2%

Honeywell International, Inc.	17,743	2,215,568

Insurance-Multi-line - 2.3%

Allstate Corp.	25,837	2,105,457
Chubb, Ltd.	17,648	2,404,540

		4,509,997

Insurance-Property/Casualty - 0.7%

XL Group, Ltd.	35,548	1,416,943

Internet Content-Entertainment - 3.1%

Facebook, Inc., Class A†	25,137	3,570,711
Netflix, Inc.†	16,273	2,405,312

		5,976,023

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	3,468	1,330,013

Machinery-General Industrial - 0.8%

Middleby Corp.†	10,715	1,462,062

Medical Instruments - 1.1%

Medtronic PLC	27,256	2,195,743

Medical-Drugs - 5.5%

Allergan PLC	11,984	2,863,217
Bristol-Myers Squibb Co.	54,711	2,975,184
Eli Lilly & Co.	25,953	2,182,907
Merck & Co., Inc.	41,552	2,640,214

		10,661,522

Medical-HMO - 2.4%

Aetna, Inc.	11,990	1,529,324
UnitedHealth Group, Inc.	18,674	3,062,723

		4,592,047

Medical-Hospitals - 1.4%

HCA Holdings, Inc.†	30,415	2,706,631

Oil Companies-Exploration & Production - 3.4%

Concho Resources, Inc.†	11,664	1,496,958
EOG Resources, Inc.	15,691	1,530,657
Newfield Exploration Co.†	29,102	1,074,155
PDC Energy, Inc.†	14,824	924,276
Pioneer Natural Resources Co.	8,591	1,599,902

		6,625,948

Oil Refining & Marketing - 0.6%

Phillips 66	15,437	1,222,919

Oil-Field Services - 1.8%

Baker Hughes, Inc.	24,950	1,492,509
Halliburton Co.	39,097	1,923,963

		3,416,472

Retail-Arts & Crafts - 0.5%

Michaels Cos., Inc.†	44,590	998,370

Retail-Building Products - 0.7%

Lowe’s Cos., Inc.	15,826	1,301,056

Retail-Discount - 2.7%

Costco Wholesale Corp.	20,472	3,432,950
Dollar Tree, Inc.†	22,171	1,739,536

		5,172,486

Retail-Drug Store - 1.2%

Walgreens Boots Alliance, Inc.	28,222	2,343,837

Retail-Restaurants - 1.5%

Starbucks Corp.	50,381	2,941,747

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	23,689	1,941,314

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated - 1.1%

AT&T, Inc.	50,273	2,088,843

Textile-Home Furnishings - 1.1%

Mohawk Industries, Inc.†	9,337	2,142,748

Tobacco - 1.8%

Altria Group, Inc.	48,241	3,445,372

Tools-Hand Held - 1.1%

Snap-on, Inc.	12,751	2,150,711

Transport-Truck - 0.8%

JB Hunt Transport Services, Inc.	16,681	1,530,315

Web Hosting/Design - 0.8%

GoDaddy, Inc., Class A†	40,460	1,533,434

Web Portals/ISP - 3.2%

Alphabet, Inc., Class A†	4,816	4,083,005
Alphabet, Inc., Class C†	2,485	2,061,456

		6,144,461

Wireless Equipment - 0.8%

Motorola Solutions, Inc.	18,286	1,576,619

X-Ray Equipment - 1.0%

Hologic, Inc.†	43,837	1,865,264

Total Long-Term Investment Securities (cost $154,934,325)		190,763,400

REPURCHASE AGREEMENTS - 0.7%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$220,000	220,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	245,000	245,000
BNP Paribas SA Joint Repurchase Agreement(3)	420,000	420,000
Deutsche Bank AG Joint Repurchase Agreement(3)	105,000	105,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	365,000	365,000

Total Repurchase Agreements (cost $1,355,000)		1,355,000

TOTAL INVESTMENTS (cost $156,289,325)(4)	99.6%	192,118,400
Other assets less liabilities	0.4	698,459

NET ASSETS	100.0%	$192,816,859

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At March 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	190,763,400	—	—	190,763,400
Repurchase Agreements	—	1,355,000	—	1,355,000

Total Investments at Value	$190,763,400	$1,355,000	$0	$192,118,400

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Aerospace/Defense - 0.7%

Lockheed Martin Corp.	11,993	$3,209,327

Airlines - 1.2%

Alaska Air Group, Inc.	38,706	3,569,467
Southwest Airlines Co.	35,816	1,925,468

		5,494,935

Apparel Manufacturers - 1.4%

Carter’s, Inc.	13,535	1,215,443
Global Brands Group Holding, Ltd.†	5,600,000	598,083
Under Armour, Inc., Class C†	30,513	558,388
VF Corp.	66,469	3,653,801

		6,025,715

Applications Software - 2.2%

Microsoft Corp.	97,233	6,403,765
ServiceNow, Inc.†	38,448	3,363,047

		9,766,812

Athletic Footwear - 2.0%

NIKE, Inc., Class B	156,334	8,712,494

Auto-Cars/Light Trucks - 0.3%

General Motors Co.	41,011	1,450,149

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Automotive PLC	16,642	1,339,515

Banks-Commercial - 0.3%

M&T Bank Corp.	9,334	1,444,250

Banks-Super Regional - 5.0%

Capital One Financial Corp.	34,577	2,996,443
Comerica, Inc.	14,728	1,010,046
PNC Financial Services Group, Inc.	107,115	12,879,508
Wells Fargo & Co.	93,602	5,209,887

		22,095,884

Beverages-Non-alcoholic - 2.3%

Coca-Cola Co.	128,741	5,463,768
Monster Beverage Corp.†	101,919	4,705,600

		10,169,368

Beverages-Wine/Spirits - 0.5%

Brown-Forman Corp., Class B	24,489	1,130,902
Constellation Brands, Inc., Class A	6,276	1,017,151

		2,148,053

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	6,306	1,054,994

Building Products-Cement - 0.3%

CRH PLC	34,175	1,203,182

Building Products-Doors & Windows - 0.3%

Sanwa Holdings Corp.	123,700	1,157,778

Building-Residential/Commercial - 0.3%

Toll Brothers, Inc.†	33,445	1,207,699

Casino Hotels - 0.4%

Las Vegas Sands Corp.	35,093	2,002,758

Chemicals-Diversified - 0.9%

Celanese Corp., Series A	30,306	2,722,994
PPG Industries, Inc.	10,916	1,147,053

		3,870,047

Coatings/Paint - 0.3%

Sherwin-Williams Co.	3,740	1,160,111

Commercial Services - 0.5%

Cintas Corp.	4,542	574,745
Ecolab, Inc.	13,248	1,660,504

		2,235,249

Commercial Services-Finance - 3.6%

Automatic Data Processing, Inc.	35,110	3,594,913
Equifax, Inc.	24,463	3,345,071
FleetCor Technologies, Inc.†	19,564	2,962,576
Global Payments, Inc.	48,938	3,948,318
IHS Markit, Ltd.†	48,080	2,016,956

		15,867,834

Computer Services - 2.1%

Accenture PLC, Class A	31,839	3,816,859
Amdocs, Ltd.	16,300	994,137
Genpact, Ltd.	189,435	4,690,411

		9,501,407

Computer Software - 0.8%

Akamai Technologies, Inc.†	48,962	2,923,031
Envestnet, Inc.†	24,340	786,182

		3,709,213

Computers - 0.6%

Apple, Inc.	19,470	2,797,060

Computers-Memory Devices - 0.5%

Western Digital Corp.	25,584	2,111,448

Containers-Paper/Plastic - 0.2%

Bemis Co., Inc.	10,967	535,848
Packaging Corp. of America	6,283	575,648

		1,111,496

Cosmetics & Toiletries - 2.3%

Colgate-Palmolive Co.	88,942	6,509,665
Coty, Inc., Class A	91,258	1,654,507
Estee Lauder Cos., Inc., Class A	21,963	1,862,243

		10,026,415

Disposable Medical Products - 0.3%

STERIS PLC	17,800	1,236,388

Diversified Banking Institutions - 2.3%

Bank of America Corp.	138,562	3,268,677
Citigroup, Inc.	85,229	5,098,399
JPMorgan Chase & Co.	21,482	1,886,979

		10,254,055

Diversified Manufacturing Operations - 0.4%

A.O. Smith Corp.	11,245	575,294
Eaton Corp. PLC	18,614	1,380,228

		1,955,522

E-Commerce/Products - 1.1%

Alibaba Group Holding, Ltd. ADR†	25,574	2,757,644
Amazon.com, Inc.†	2,098	1,859,961
Wayfair, Inc., Class A†	10,924	442,313

		5,059,918

E-Commerce/Services - 3.2%

Expedia, Inc.	33,327	4,204,868
Just Eat PLC†	513,309	3,640,088
Priceline Group, Inc.†	1,922	3,421,102
Zillow Group, Inc., Class A†	90,651	3,064,910

		14,330,968

Electric-Integrated - 1.9%

Exelon Corp.	67,482	2,428,002
Iberdrola SA	158,843	1,136,187
OGE Energy Corp.	51,485	1,800,945
PG&E Corp.	45,038	2,988,722

		8,353,856

Electronic Components-Semiconductors - 1.4%

Broadcom, Ltd.	2,646	579,368
Microchip Technology, Inc.	8,664	639,230
NVIDIA Corp.	5,423	590,727
Samsung Electronics Co., Ltd.	619	1,140,249
Silicon Motion Technology Corp. ADR	25,261	1,180,952
Skyworks Solutions, Inc.	22,405	2,195,242

		6,325,768

Electronic Forms - 0.3%

Adobe Systems, Inc.†	11,444	1,489,208

Electronic Measurement Instruments - 0.8%

Trimble, Inc.†	109,389	3,501,542

Enterprise Software/Service - 0.8%

Workday, Inc., Class A†	41,352	3,443,795

Entertainment Software - 0.2%

Activision Blizzard, Inc.	16,412	818,302

Finance-Credit Card - 2.8%

American Express Co.	79,339	6,276,508
MasterCard, Inc., Class A	19,903	2,238,490
Visa, Inc., Class A	43,681	3,881,931

		12,396,929

Finance-Investment Banker/Broker - 0.4%

Raymond James Financial, Inc.	18,171	1,385,720
TD Ameritrade Holding Corp.	15,200	590,672

		1,976,392

Food-Confectionery - 0.2%

Hostess Brands, Inc.†	52,503	833,223

Food-Misc./Diversified - 0.3%

Mondelez International, Inc., Class A	32,884	1,416,643

Garden Products - 0.2%

Toro Co.	13,242	827,095

Gas-Distribution - 0.3%

Sempra Energy	13,255	1,464,677

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	13,300	739,746

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	12,763	746,125

Industrial Gases - 0.6%

Praxair, Inc.	21,434	2,542,072

Instruments-Controls - 0.8%

Mettler-Toledo International, Inc.†	7,196	3,446,236

Insurance Brokers - 1.7%

Arthur J. Gallagher & Co.	60,957	3,446,509
Marsh & McLennan Cos., Inc.	57,224	4,228,281

		7,674,790

Insurance-Life/Health - 0.7%

Principal Financial Group, Inc.	23,055	1,455,001
Unum Group	33,704	1,580,381

		3,035,382

Insurance-Multi-line - 2.7%

Chubb, Ltd.	48,458	6,602,402
MetLife, Inc.	103,485	5,466,078

		12,068,480

Insurance-Property/Casualty - 0.6%

XL Group, Ltd.	67,750	2,700,515

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	12,872	1,828,468
Netflix, Inc.†	29,331	4,335,415

		6,163,883

Internet Security - 0.9%

VeriSign, Inc.†	44,907	3,911,849

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	8,971	3,440,468

Machinery-General Industrial - 0.2%

Middleby Corp.†	6,960	949,692

Medical Instruments - 1.3%

Medtronic PLC	69,540	5,602,142

Medical-Biomedical/Gene - 2.5%

Alder Biopharmaceuticals, Inc.†	21,546	448,157
Biogen, Inc.†	4,269	1,167,230
Incyte Corp.†	22,840	3,053,023
Ionis Pharmaceuticals, Inc.†	31,047	1,248,089
Regeneron Pharmaceuticals, Inc.†	10,844	4,202,158
Vertex Pharmaceuticals, Inc.†	10,200	1,115,370

		11,234,027

Medical-Drugs - 5.7%

Alkermes PLC†	61,775	3,613,837
Allergan PLC	13,353	3,190,299
Bristol-Myers Squibb Co.	216,333	11,764,188
Eli Lilly & Co.	10,524	885,174
Merck & Co., Inc.	38,863	2,469,355
TESARO, Inc.†	20,247	3,115,406

		25,038,259

Medical-Generic Drugs - 0.8%

Mylan NV†	65,588	2,557,276
Teva Pharmaceutical Industries, Ltd. ADR	32,681	1,048,733

		3,606,009

Medical-HMO - 0.7%

UnitedHealth Group, Inc.	19,424	3,185,730

Medical-Hospitals - 0.4%

Envision Healthcare Corp.†	30,134	1,847,817

Medical-Wholesale Drug Distribution - 2.3%

Cardinal Health, Inc.	48,364	3,944,084
McKesson Corp.	43,113	6,391,934

		10,336,018

Metal-Aluminum - 0.0%

Constellium NV, Class A†	30,793	200,154

Multimedia - 0.4%

Walt Disney Co.	14,745	1,671,936

Networking Products - 0.6%

Cisco Systems, Inc.	75,181	2,541,118

Office Furnishings-Original - 0.6%

Herman Miller, Inc.	42,100	1,328,255
Steelcase, Inc., Class A	82,377	1,379,815

		2,708,070

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	12,845	855,092

Oil Companies-Exploration & Production - 3.2%

Anadarko Petroleum Corp.	35,292	2,188,104
Cabot Oil & Gas Corp.	48,666	1,163,604
Canadian Natural Resources, Ltd.	41,443	1,358,916
Cobalt International Energy, Inc.†	115,041	61,363
Continental Resources, Inc.†	56,438	2,563,414
Diamondback Energy, Inc.†	6,707	695,617
Hess Corp.	10,978	529,249
Marathon Oil Corp.	39,370	622,046
Pioneer Natural Resources Co.	20,981	3,907,292
QEP Resources, Inc.†	29,585	376,025
Southwestern Energy Co.†	77,771	635,389

		14,101,019

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	46,546	1,319,114

Oil-Field Services - 0.6%

Halliburton Co.	42,940	2,113,078
Trican Well Service, Ltd.†	123,399	375,806

		2,488,884

Publishing-Books - 0.4%

John Wiley & Sons, Inc., Class A	29,362	1,579,676

Real Estate Investment Trusts - 3.8%

American Tower Corp.	27,857	3,385,740
Columbia Property Trust, Inc.	74,400	1,655,400
Host Hotels & Resorts, Inc.	111,909	2,088,222
Public Storage	22,877	5,008,004
Simon Property Group, Inc.	7,121	1,225,026
STORE Capital Corp.	109,898	2,624,364
Taubman Centers, Inc.	11,567	763,653

		16,750,409

Retail-Apparel/Shoe - 0.4%

Coach, Inc.	29,427	1,216,218
Kate Spade & Co.†	20,604	478,631

		1,694,849

Retail-Automobile - 0.7%

CarMax, Inc.†	52,637	3,117,163

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	42,577	3,500,255

Retail-Discount - 1.7%

Costco Wholesale Corp.	45,647	7,654,545

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	63,747	5,041,113

Retail-Restaurants - 2.1%

Chipotle Mexican Grill, Inc.†	1,129	502,992
Dunkin’ Brands Group, Inc.	17,402	951,542
McDonald’s Corp.	42,443	5,501,037
Starbucks Corp.	31,936	1,864,743
Yum! Brands, Inc.	10,078	643,984

		9,464,298

Satellite Telecom - 0.5%

SES SA FDR	92,114	2,142,716

Semiconductor Components-Integrated Circuits - 1.4%

Analog Devices, Inc.	39,922	3,271,608
QUALCOMM, Inc.	48,981	2,808,570

		6,080,178

Steel-Producers - 0.6%

Reliance Steel & Aluminum Co.	31,651	2,532,713

Telecom Equipment-Fiber Optics - 0.3%

Acacia Communications, Inc.†	19,800	1,160,676

Telecommunication Equipment - 0.2%

ARRIS International PLC†	28,686	758,745

Telephone-Integrated - 0.7%

Nippon Telegraph & Telephone Corp.	27,000	1,152,466
Verizon Communications, Inc.	42,963	2,094,446

		3,246,912

Tobacco - 1.0%

Altria Group, Inc.	20,194	1,442,256
British American Tobacco PLC	44,786	2,973,957

		4,416,213

Tools-Hand Held - 0.3%

Snap-on, Inc.	8,091	1,364,709

Transport-Rail - 2.4%
Canadian National Railway Co.	57,321	4,231,025
Genesee & Wyoming, Inc., Class A†	27,781	1,885,219
Union Pacific Corp.	40,667	4,307,449

		10,423,693

Transport-Services - 1.3%

United Parcel Service, Inc., Class B	52,199	5,600,953

Transport-Truck - 0.3%

JB Hunt Transport Services, Inc.	13,487	1,237,297

Web Portals/ISP - 0.7%

Alphabet, Inc., Class A†	1,165	987,687
Alphabet, Inc., Class C†	2,714	2,251,426

		3,239,113

Total Common Stocks
(cost $384,783,548)		431,718,327

EXCHANGE-TRADED FUNDS - 1.4%

Vanguard S&P 500 ETF
(cost $6,111,098)	28,295	6,121,623

Total Long-Term Investment Securities
(cost $390,894,646)		437,839,950

REPURCHASE AGREEMENTS - 1.3%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$965,000	965,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	1,075,000	1,075,000

BNP Paribas SA Joint Repurchase Agreement(1)	1,835,000	1,835,000
Deutsche Bank AG Joint Repurchase Agreement(1)	465,000	465,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,605,000	1,605,000

Total Repurchase Agreements
(cost $5,945,000)		5,945,000

TOTAL INVESTMENTS (cost $396,839,646)(2)	100.2%	443,784,950
Liabilities in excess of other assets	(0.2)	(1,027,154)

NET ASSETS	100.0%	$442,757,796

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$431,718,327	$—	$—	$431,718,327
Exchange-Traded Funds	6,121,623	—	—	6,121,623
Repurchase Agreements	—	5,945,000	—	5,945,000

Total Investments at Value	$437,839,950	$5,945,000	$—	$443,784,950

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Apparel Manufacturers - 0.5%

Under Armour, Inc., Class C†	361,069	$6,607,563

Applications Software - 4.8%

Dropbox, Inc., Class B†(1)(2)(3)	313,518	2,650,272
salesforce.com, Inc.†	279,328	23,041,767
ServiceNow, Inc.†	412,653	36,094,758

		61,786,797

Auto-Cars/Light Trucks - 1.6%

Tesla, Inc.†	73,655	20,498,186

Banks-Commercial - 0.9%

BB&T Corp.	262,907	11,751,943

Banks-Super Regional - 2.9%

Capital One Financial Corp.	278,188	24,107,772
PNC Financial Services Group, Inc.	114,281	13,741,147

		37,848,919

Beverages-Non-alcoholic - 2.2%

Monster Beverage Corp.†	607,324	28,040,149

Brewery - 0.9%

Molson Coors Brewing Co., Class B	115,770	11,080,347

Chemicals-Specialty - 0.7%

Platform Specialty Products Corp.†	731,550	9,524,781

Commercial Services - 1.0%

CoStar Group, Inc.†	60,114	12,456,823

Commercial Services-Finance - 2.0%

PayPal Holdings, Inc.†	293,636	12,632,221
TransUnion†	347,008	13,307,757

		25,939,978

Computer Aided Design - 1.7%

Autodesk, Inc.†	251,430	21,741,152

Computers - 4.1%

Apple, Inc.	370,259	53,191,408

Dental Supplies & Equipment - 1.1%

Align Technology, Inc.†	127,447	14,619,445

Distribution/Wholesale - 1.6%

Fastenal Co.	389,347	20,051,370

Diversified Banking Institutions - 1.0%

Bank of America Corp.	527,521	12,444,220

Drug Delivery Systems - 1.1%

DexCom, Inc.†	165,096	13,988,584

E-Commerce/Products - 4.4%

Amazon.com, Inc.†	62,462	55,375,062
The Honest Co., Inc.†(1)(2)(3)	41,843	1,465,760

		56,840,822

E-Commerce/Services - 3.9%

Priceline Group, Inc.†	15,841	28,196,505
Trade Desk, Inc., Class A†	9,982	371,829
Zillow Group, Inc., Class C†	628,473	21,160,686

		49,729,020

Electronic Components-Semiconductors - 6.8%

Advanced Micro Devices, Inc.†	983,116	14,304,338
Cavium, Inc.†	189,012	13,544,600
Microchip Technology, Inc.	268,156	19,784,550
Micron Technology, Inc.†	697,339	20,153,097
NVIDIA Corp.	178,379	19,430,824

		87,217,409

Electronic Forms - 1.6%

Adobe Systems, Inc.†	160,226	20,850,209
DocuSign, Inc. CVR†(1)(2)(3)	55,398	0

		20,850,209

Electronic Measurement Instruments - 1.0%

Trimble, Inc.†	403,764	12,924,486

Enterprise Software/Service - 5.4%

Ultimate Software Group, Inc.†	69,781	13,621,949
Veeva Systems, Inc., Class A†	319,882	16,403,549
Workday, Inc., Class A†	473,920	39,468,058

		69,493,556

Finance-Consumer Loans - 0.9%

Synchrony Financial	340,293	11,672,050

Finance-Investment Banker/Broker - 2.0%

TD Ameritrade Holding Corp.	669,240	26,006,666

Hazardous Waste Disposal - 0.8%

Clean Harbors, Inc.†	176,464	9,814,928

Hotels/Motels - 2.1%

Hilton Worldwide Holdings, Inc.	222,495	13,007,057
Marriott International, Inc., Class A	143,910	13,553,444

		26,560,501

Industrial Automated/Robotic - 1.1%

Rockwell Automation, Inc.	88,702	13,811,788

Internet Content-Entertainment - 8.5%

Facebook, Inc., Class A†	503,497	71,521,749
Netflix, Inc.†	255,088	37,704,557

		109,226,306

Machinery-General Industrial - 1.6%

Middleby Corp.†	155,084	21,161,212

Medical Instruments - 1.7%

Edwards Lifesciences Corp.†	235,271	22,131,943

Medical Products - 0.6%

ABIOMED, Inc.†	65,698	8,225,390

Medical-Biomedical/Gene - 2.8%

Celgene Corp.†	157,845	19,640,653
Ionis Pharmaceuticals, Inc.†	194,928	7,836,106
Vertex Pharmaceuticals, Inc.†	72,888	7,970,303

		35,447,062

Medical-Drugs - 3.5%

Bristol-Myers Squibb Co.	522,505	28,413,822
Eisai Co., Ltd.	167,597	8,677,168
TESARO, Inc.†	50,639	7,791,823

		44,882,813

Networking Products - 2.0%

Arista Networks, Inc.†	199,137	26,339,851

Oil Companies-Exploration & Production - 3.2%

Centennial Resource Development LLC†(2)(3)(4)	122,303	2,115,008
EOG Resources, Inc.	143,437	13,992,280
Newfield Exploration Co.†	268,354	9,904,946
Pioneer Natural Resources Co.	79,931	14,885,550

		40,897,784

Oil-Field Services - 1.1%

Baker Hughes, Inc.	234,285	14,014,929

Paper & Related Products - 0.9%

International Paper Co.	223,890	11,369,134

Patient Monitoring Equipment - 0.9%

Insulet Corp.†	262,452	11,309,057

Resort/Theme Parks - 1.1%

Marriott Vacations Worldwide Corp.	140,593	14,049,458

Retail-Apparel/Shoe - 1.0%

Kate Spade & Co.†	549,466	12,764,095

Retail-Perfume & Cosmetics - 1.0%

Ulta Beauty, Inc.†	46,835	13,358,747

Retail-Restaurants - 2.7%

Panera Bread Co., Class A†	131,151	34,344,512

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	164,343	13,467,909

Transport-Rail - 0.9%

CSX Corp.	260,525	12,127,439

Transport-Truck - 1.7%

JB Hunt Transport Services, Inc.	121,744	11,168,795
Knight Transportation, Inc.	342,715	10,744,115

		21,912,910

Web Hosting/Design - 1.1%

GoDaddy, Inc., Class A†	357,274	13,540,685

X-Ray Equipment - 1.3%

Hologic, Inc.†	399,090	16,981,279

Total Common Stocks
(cost $1,068,283,646)		1,244,045,615

CONVERTIBLE PREFERRED SECURITIES†(1)(2)(3) - 4.0%
Advertising Services - 0.1%

Nanigans, Inc., Series B	126,818	776,126

Applications Software - 0.2%

Magic Leap, Inc., Series C	93,690	2,157,962

Computer Software - 0.2%

Zuora, Inc., Series F	732,120	3,096,867

Data Processing/Management - 0.2%

Cloudera, Inc., Series F	129,662	2,615,931

E-Commerce/Products - 0.3%

One Kings Lane, Inc., Series E	291,563	303,225
The Honest Co., Inc., Series C	97,634	3,420,119

		3,723,344

E-Commerce/Services - 2.6%

Airbnb, Inc., Series E	46,491	4,881,555
Uber Technologies, Inc., Series D	599,808	29,253,956

		34,135,511

Entertainment Software - 0.2%

DraftKings, Inc., Series D	450,010	1,215,027
DraftKings, Inc., Series D-1	390,851	1,270,266

		2,485,293

Web Portals/ISP - 0.2%

Pinterest, Inc., Series G	390,940	2,509,835

Total Convertible Preferred Securities
(cost $37,208,021)		51,500,869

Total Long-Term Investment Securities
(cost $1,105,491,667)		1,295,546,484

REPURCHASE AGREEMENTS - 0.5%

Bank of America Securities LLC Joint Repurchase Agreement(5)	$1,000,000	1,000,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	1,110,000	1,110,000
BNP Paribas SA Joint Repurchase Agreement(5)	1,895,000	1,895,000
Deutsche Bank AG Joint Repurchase Agreement(5)	480,000	480,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	1,660,000	1,660,000

Total Repurchase Agreements
(cost $6,145,000)		6,145,000

TOTAL INVESTMENTS
(cost $1,111,636,667)(6)	101.2%	1,301,691,484
Liabilities in excess of other assets	(1.2)	(14,929,022)

NET ASSETS	100.0%	$1,286,762,462

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Centennial Resource Development LLC	12/19/2016	122,303	$1,778,286	$2,115,008	$17.29	0.16%
DocuSign, Inc. CVR	08/12/2016	55,398	0	0	0.00	0.00
Dropbox, Inc., Class B	05/01/2012	313,518	2,837,872	2,650,272	8.45	0.21
The Honest Co., Inc.	08/20/2014	41,843	1,132,159	1,465,760	35.03	0.11
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,881,555	105.00	0.38
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	2,615,931	20.18	0.20
DraftKings, Inc., Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,215,027	2.70	0.10

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	1,270,266	3.25	0.10
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,420,119	35.03	0.27
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.17
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	776,126	6.12	0.06
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	303,225	1.04	0.02
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,509,835	6.42	0.20
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	29,253,956	48.77	2.27
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	3,096,867	4.23	0.24

				$57,731,909		4.49%

(3)	Illiquid security. At March 31, 2017, the aggregate value of these securities was $57,731,909 representing 4.5% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$59,136,525	$—	$2,650,272	$61,786,797
E-Commerce/Products	55,375,062	—	1,465,760	56,840,822
Electronic Forms	20,850,209	—	0	20,850,209
Oil Companies-Exploratin & Production	38,782,776	2,115,008	—	40,897,784
Other Industries	1,063,670,003	—	—	1,063,670,003
Convertible Preferred Securities	—	—	51,500,869	51,500,869
Repurchase Agreements	—	6,145,000	—	6,145,000

Total Investments at Value	$1,237,814,575	$8,260,008	$55,616,901	$1,301,691,484

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2016	$4,173,072	$54,434,720
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	741,087
Realized Loss	—	—
Change in unrealized appreciation(1)	21,340	915,386
Change in unrealized depreciation(1)	(78,380)	(1,849,842)
Net Purchases	—	—
Net Sales	—	(2,740,482)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2017	$4,116,032	$51,500,869

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2107 includes:

Common Stocks	Convertible Preferred Securities
$(57,040)	$(475,030)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2017

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 3/31/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$0	Income Approach	Potential Future Cash Flows*	$0.00

	$1,465,760	Market Approach	Enterprise Value/Revenue Multiple*	4.03x
			Discount for Lack of Marketability	10.00%

	$2,650,272	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method	Estimated Revenue Multiple*	3.9x -6.3x (5.1x)
		(“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.35%

Convertible Preferred Securities	$38,778,766	Market Approach	Market Transaction Price*	$2.202916- $105.00 ($36.24221)

	$9,026,821	Market Approach	Enterprise Value/Revenue Multiple*	4.03x - 6.1x (5.41x)
			Discount for Lack of Marketability	10.00%

	$303,225	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)

	$776,126	Market Approach with	Enterprise Value/Revenue Multiple*	0.91x
		Option Pricing Method	Discount for Lack of Marketability	10.0%
		(“OPM”)	OPM assumptions:
			Volatility*	52.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.55%

	$2,615,931	Market Approach	Transaction Price*	$32.8300
			Estimated Revenue Mulitiple*	3.9x-6.4x (5.15x)
			Discount for Lack of Marketability	10.00%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portofolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.5%
Auto/Truck Parts & Equipment-Replacement - 1.0%

Weichai Power Co., Ltd.	648,000	$1,143,995

Building Products-Cement - 1.0%

Ambuja Cement, Ltd. GDR†	323,493	1,191,101

Coal - 0.8%

Arch Coal, Inc., Class A†	12,572	866,714

Diamonds/Precious Stones - 0.6%

Lucara Diamond Corp.	285,900	664,309

Diversified Minerals - 8.1%

Anglo American PLC†	104,870	1,602,321
BHP Billiton PLC	368,851	5,702,729
Teck Resources, Ltd., Class B	49,818	1,091,014
Western Areas, Ltd.†	488,293	861,759

		9,257,823

Energy-Alternate Sources - 0.5%

First Solar, Inc.†	19,874	538,586

Gold Mining - 3.7%

Barrick Gold Corp.	95,349	1,810,677
Newcrest Mining, Ltd.	76,370	1,299,380
Randgold Resources, Ltd.	13,567	1,183,918

		4,293,975

Metal-Aluminum - 1.7%

Alcoa Corp.†	38,123	1,311,431
Aluminum Corp of China, Ltd.†	1,202,000	587,738

		1,899,169

Metal-Copper - 0.8%

First Quantum Minerals, Ltd.	88,087	935,947

Metal-Diversified - 9.5%

Glencore PLC†	1,140,146	4,473,315
HudBay Minerals, Inc.	140,700	924,704
Ivanhoe Mines, Ltd.†	160,700	560,701
MMG, Ltd.†	3,244,000	1,210,526
Rio Tinto PLC	47,500	1,910,062
South32, Ltd.	860,977	1,798,763

		10,878,071

Metal-Iron - 3.7%

Fortescue Metals Group, Ltd.	306,515	1,458,925
Vale SA ADR	299,398	2,844,281

		4,303,206

Oil & Gas Drilling - 0.3%

Ensco PLC, Class A	42,999	384,841

Oil Companies-Exploration & Production - 16.9%

Anadarko Petroleum Corp.	28,966	1,795,892
Canadian Natural Resources, Ltd.	62,000	2,029,913
ConocoPhillips	46,715	2,329,677
EOG Resources, Inc.	22,152	2,160,928
Hess Corp.	37,629	1,814,094
Inpex Corp.	224,000	2,202,174
Newfield Exploration Co.†	43,806	1,616,879
Occidental Petroleum Corp.	46,106	2,921,276
Pioneer Natural Resources Co.	8,900	1,657,447
Whiting Petroleum Corp.†	96,289	910,894

		19,439,174

Oil Companies-Integrated - 27.3%

Chevron Corp.	31,076	3,336,630
Eni SpA	185,898	3,044,150
Exxon Mobil Corp.	81,117	6,652,405
Gazprom PJSC ADR	288,410	1,296,403
Husky Energy, Inc.†	123,700	1,396,200
Petroleo Brasileiro SA ADR†	207,525	2,010,917
Repsol SA	119,458	1,844,662
Royal Dutch Shell PLC, Class A	144,225	3,787,463
Sasol, Ltd.	38,493	1,120,655
Statoil ASA	193,772	3,310,702
Suncor Energy, Inc.	81,700	2,508,412
YPF SA ADR	41,825	1,015,511

		31,324,110

Oil Field Machinery & Equipment - 1.2%

Schoeller-Bleckmann Oilfield Equipment AG ADR	196,938	1,375,454

Oil Refining & Marketing - 2.2%

Tesoro Corp.	30,619	2,481,976

Oil-Field Services - 8.5%

China Oilfield Services, Ltd.	1,376,000	1,320,847
Hunting PLC	180,922	1,280,726
Saipem SpA†	3,641,106	1,652,783
Schlumberger, Ltd.	54,952	4,291,751
Weatherford International PLC†	181,983	1,210,187

		9,756,294

Pipelines - 2.4%

Kinder Morgan, Inc.	127,100	2,763,154

Platinum - 0.8%

Anglo American Platinum, Ltd.†	41,838	954,497

Steel-Producers - 4.7%

ArcelorMittal†	213,607	1,783,618
Nippon Steel & Sumitomo Metal Corp.	57,100	1,315,562
Reliance Steel & Aluminum Co.	13,253	1,060,505
Tata Steel, Ltd. GDR	160,675	1,184,175

		5,343,860

Steel-Specialty - 0.8%

Allegheny Technologies, Inc.	49,594	890,708

Total Common Stocks
(cost $104,671,195)		110,686,964

EQUITY CERTIFICATES - 0.9%
Non-Ferrous Metals - 0.9%

Merrill Lynch - Korea Zinc Co., Ltd.† (cost $1,307,050)	2,700	1,043,012

Total Long-Term Investment Securities
(cost $105,978,245)		111,729,976

REPURCHASE AGREEMENTS - 1.4%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$255,000	255,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(2)	495,000	495,000
Deutsche Bank AG Joint Repurchase Agreement(2)	120,000	120,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	425,000	425,000

Total Repurchase Agreements
(cost $1,575,000)		1,575,000

TOTAL INVESTMENTS
(cost $107,553,245)(2)	98.8%	113,304,976
Other assets less liabilities	1.2	1,410,122

NET ASSETS	100.0%	$114,715,098

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Field Machinery & Equipment	$—	$1,375,454	$—	$1,375,454
Other Industries	109,311,510	—	—	109,311,510
Equity Certificates	—	1,043,012	—	1,043,012
Repurchase Agreements	—	1,575,000	—	1,575,000

Total Investments at Value	$109,311,510	$3,993,466	$—	$113,304,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 96.7%
Alerian MLP ETF	50,683	$644,181
iShares 0-5 Year High Yield Corp. Bond ETF	32,005	1,529,199
iShares 10+ Year Credit Bond ETF	28,067	1,662,689
iShares Barclays 1-3 Year Credit Bond ETF	43,002	4,525,101
iShares CMBS ETF	23,002	1,178,393
iShares Core Dividend Growth ETF	11,316	344,572
iShares Core High Dividend ETF	10,916	915,416
iShares Emerging Markets Dividend ETF	11,578	461,383
iShares Europe ETF	14,032	587,239
iShares Floating Rate Bond ETF	13,705	697,173
iShares iBoxx $High Yield Corporate Bond ETF	64,482	5,660,230
iShares Intermediate Credit Bond ETF	8,645	941,959
iShares International Developed Real Estate ETF	12,745	349,978
iShares International Select Dividend ETF	37,207	1,170,532
iShares U.S. Energy ETF	6,067	233,822
iShares U.S. Real Estate ETF	4,505	353,597
iShares U.S. Preferred Stock ETF	48,725	1,885,658

Total Long-Term Investment Securities (cost $22,929,155)		23,141,122

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Time Deposits - 2.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/03/2017 (cost $570,000)	$570,000	570,000

TOTAL INVESTMENTS (cost $23,499,155)(1)	99.1%	23,711,122
Other assets less liabilities	0.9	204,056

NET ASSETS	100.0%	$23,915,178

(1)	See Note 4 for cost of investments on a tax basis.

ETF-Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
10	Long	Australian 10 Year Bond Future	June 2017	$962,637	$981,342	$18,705
4	Long	Euro Stoxx 50	June 2017	142,151	146,194	4,043
2	Short	S&P 500 E-Mini Index	June 2017	237,175	235,920	1,255
2	Short	U.S. Long Bond	June 2017	304,004	301,687	2,317
7	Short	U.S. Treasury 2 YR Notes	June 2017	2,596,419	2,597,438	(1,019)
9	Short	U.S. Treasury 5 YR Notes	June 2017	1,058,697	1,059,539	(842)
3	Short	U.S. Treasury 10 YR Notes	June 2017	375,136	373,688	1,448
5	Short	U.S. Ultra Bonds	June 2017	810,358	803,125	7,233

						$33,140

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$23,141,122	$—	$—	$23,141,122
Short-Term Investment Securities	—	570,000	—	570,000

Total Investments at Value	$23,141,122	$570,000	$—	$23,711,122

Other Financial Instruments:+
Futures Contracts	$35,001	$—	$—	$35,001

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,861	$—	$—	$1,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 66.4%
Advertising Agencies - 0.8%

WPP PLC	6,464	$141,890

Aerospace/Defense - 0.4%

General Dynamics Corp.	368	68,890

Aerospace/Defense-Equipment - 1.1%

Airbus SE	2,708	206,065

Apparel Manufacturers - 0.5%

VF Corp.	1,706	93,779

Applications Software - 1.7%

salesforce.com, Inc.†	1,978	163,165
ServiceNow, Inc.†	1,753	153,335

		316,500

Athletic Footwear - 0.9%

NIKE, Inc., Class B	2,950	164,403

Auto/Truck Parts & Equipment-Original - 1.6%

Delphi Automotive PLC	2,766	222,635
Magna International, Inc.†	1,890	81,564

		304,199

Banks-Commercial - 3.9%

Banca Generali SpA	2,518	65,812
Banco Santander SA	41,684	255,471
China Construction Bank Corp.†	101,000	81,226
FinecoBank Banca Fineco SpA	7,316	49,794
ICICI Bank, Ltd. ADR	12,566	108,068
Sumitomo Mitsui Financial Group, Inc.	4,210	152,964
Turkiye Garanti Bankasi AS	6,577	16,033

		729,368

Banks-Fiduciary - 0.3%

Northern Trust Corp.	703	60,866

Banks-Super Regional - 1.5%

Wells Fargo & Co.	5,015	279,135

Brewery - 1.0%

Anheuser-Busch InBev SA/NV†	1,683	184,749

Building & Construction Products-Misc. - 1.1%

Cie de Saint-Gobain	2,011	103,266
Fortune Brands Home & Security, Inc.	1,820	110,747

		214,013

Building Products-Cement - 1.2%

LafargeHolcim, Ltd.	3,874	228,963

Cellular Telecom - 0.6%

America Movil SAB de CV, Series L ADR	8,590	121,720

Chemicals-Diversified - 0.4%

Akzo Nobel NV	974	80,766

Chemicals-Specialty - 0.3%

Brenntag AG	974	54,603

Commercial Services-Finance - 1.2%

Equifax, Inc.	472	64,541
Global Payments, Inc.	1,165	93,992
IHS Markit, Ltd.†	1,810	75,930

		234,463

Computer Services - 1.0%

Accenture PLC, Class A	865	103,696
Cognizant Technology Solutions Corp., Class A†	1,496	89,042

		192,738

Computer Software - 0.3%

Splunk, Inc.†	890	55,438

Computers - 1.0%

Apple, Inc.	1,311	188,338

Cosmetics & Toiletries - 2.2%

Beiersdorf AG	1,474	139,525
Coty, Inc., Class A	4,325	78,412
Estee Lauder Cos., Inc., Class A	2,377	201,546

		419,483

Diversified Banking Institutions - 3.3%

Bank of America Corp.	3,544	83,603
Barclays PLC	10,600	29,895
BNP Paribas SA	2,002	133,334
Citigroup, Inc.	1,164	69,630
Credit Suisse Group AG	2,934	43,645
Deutsche Bank AG	5,051	87,023
UniCredit SpA†	11,772	181,468

		628,598

Diversified Manufacturing Operations - 0.5%

Eaton Corp. PLC	1,290	95,653

E-Commerce/Products - 1.8%

Alibaba Group Holding, Ltd. ADR†	1,770	190,859
Amazon.com, Inc.†	168	148,939

		339,798

E-Commerce/Services - 1.4%

Expedia, Inc.	839	105,857
Priceline Group, Inc.†	84	149,517

		255,374

Electric-Integrated - 0.8%

Iberdrola SA	19,982	142,929

Electronic Components-Semiconductors - 3.4%

Broadcom, Ltd.	1,164	254,870
Intel Corp.	4,787	172,667
Samsung Electronics Co., Ltd.	111	204,471

		632,008

Electronic Measurement Instruments - 0.2%

Fortive Corp.	603	36,313

Enterprise Software/Service - 1.1%

Atlassian Corp. PLC, Class A†	690	20,665
Guidewire Software, Inc.†	1,230	69,286
Ultimate Software Group, Inc.†	160	31,234
Workday, Inc., Class A†	954	79,449

		200,634

Entertainment Software - 0.3%

Electronic Arts, Inc.†	542	48,520

Finance-Credit Card - 1.8%

Alliance Data Systems Corp.	771	191,979
Visa, Inc., Class A	1,636	145,391

		337,370

Finance-Leasing Companies - 0.4%

Air Lease Corp.	1,990	77,112

Finance-Other Services - 1.0%

Hong Kong Exchanges & Clearing, Ltd.	1,826	45,958
Intercontinental Exchange, Inc.	2,494	149,316

		195,274

Food-Retail - 1.1%

Koninklijke Ahold Delhaize NV	4,842	103,619
Seven & i Holdings Co., Ltd.	2,830	110,881

		214,500

Hotels/Motels - 0.7%

Hilton Worldwide Holdings, Inc.	840	49,106
Marriott International, Inc., Class A	934	87,964

		137,070

Import/Export - 0.4%

ITOCHU Corp.	4,650	65,993

Industrial Automated/Robotic - 0.4%

FANUC Corp.	355	72,767

Instruments-Controls - 0.6%

Honeywell International, Inc.	975	121,748

Insurance-Life/Health - 0.7%

Aviva PLC	15,377	102,494
Sony Financial Holdings, Inc.	2,400	38,567

		141,061

Insurance-Multi-line - 2.2%

Assicurazioni Generali SpA	6,514	103,542
AXA SA	6,876	177,918
MetLife, Inc.	2,448	129,304

		410,764

Insurance-Property/Casualty - 0.5%

Tokio Marine Holdings, Inc.	2,280	96,172

Internet Application Software - 0.8%

Tencent Holdings, Ltd.	5,370	153,952

Internet Content-Entertainment - 1.6%

Facebook, Inc., Class A†	1,275	181,114
Netflix, Inc.†	843	124,604

		305,718

Investment Management/Advisor Services - 1.1%

BlackRock, Inc.	449	172,196
WisdomTree Investments, Inc.	4,562	41,423

		213,619

Machinery-Electrical - 0.4%

ABB, Ltd.	3,163	73,987

Medical-Biomedical/Gene - 1.1%

Biogen, Inc.†	296	80,932
Incyte Corp.†	230	30,744
Regeneron Pharmaceuticals, Inc.†	241	93,390

		205,066

Medical-Drugs - 3.0%

Allergan PLC	823	196,631
Bristol-Myers Squibb Co.	3,209	174,505
Novartis AG	1,954	145,041
TESARO, Inc.†	274	42,160

		558,337

Medical-Generic Drugs - 0.5%

Mylan NV†	2,385	92,991

Medical-HMO - 0.7%

UnitedHealth Group, Inc.	757	124,156

Metal-Copper - 0.2%

Freeport-McMoRan, Inc.†	2,968	39,652

Metal-Diversified - 1.0%

Glencore PLC†	47,703	187,161

Multimedia - 0.5%

Viacom, Inc., Class B	2,048	95,478

Oil Companies-Exploration & Production - 1.5%

EOG Resources, Inc.	1,481	144,472
Pioneer Natural Resources Co.	400	74,492
WPX Energy, Inc.†	4,149	55,555

		274,519

Oil Companies-Integrated - 0.2%

Petroleo Brasileiro SA ADR†	3,913	37,917

Oil-Field Services - 0.3%

Baker Hughes, Inc.	1,050	62,811

Optical Supplies - 0.3%

Essilor International SA	491	59,661

Pipelines - 1.0%

Kinder Morgan, Inc.	8,740	190,008

Real Estate Investment Trusts - 0.5%

Public Storage	434	95,007

Real Estate Management/Services - 1.0%

Vonovia SE	5,252	185,062

Rental Auto/Equipment - 0.6%

AerCap Holdings NV†	2,400	110,328

Retail-Apparel/Shoe - 0.2%

L Brands, Inc.	689	32,452

Retail-Hypermarkets - 0.3%

Wal-Mart de Mexico SAB de CV	22,200	51,225

Semiconductor Components-Integrated Circuits - 1.0%

Taiwan Semiconductor Manufacturing Co., Ltd.	31,520	196,334

Telephone-Integrated - 1.5%

BT Group PLC	45,214	180,256
SoftBank Group Corp.	1,400	98,866

		279,122

Tobacco - 0.4%

British American Tobacco PLC	1,208	80,216

Transport-Services - 0.2%

FedEx Corp.	222	43,323

Web Portals/ISP - 0.9%

Alphabet, Inc., Class C†	212	175,867

Total Common Stocks (cost $11,394,577)			12,513,996

FOREIGN GOVERNMENT OBLIGATIONS - 26.7%
Sovereign - 26.7%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	10,000	7,767
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	36,033
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	23,814
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	20,000	14,895
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	10,000	8,123
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	15,000	12,927
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	35,980
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	80,000	72,057
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	180,000	146,657
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	75,000	65,532
Federal Republic of Germany Bonds zero coupon due 04/09/2021	EUR	45,000	49,048
Federal Republic of Germany Bonds zero coupon due 08/15/2026	EUR	55,000	57,275
Federal Republic of Germany Bonds 1.00% due 02/22/2019	EUR	60,000	66,171
Government of Canada Bonds 0.75% due 03/01/2021	CAD	180,000	133,930
Government of Canada Bonds 0.75% due 09/01/2021	CAD	90,000	66,731
Government of Canada Bonds 1.25% due 09/01/2018	CAD	45,000	34,093
Government of Canada Bonds 1.50% due 06/01/2026	CAD	10,000	7,429
Government of Canada Bonds 3.50% due 12/01/2045	CAD	35,000	32,566
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	34,305
Government of Canada Bonds 5.75% due 06/01/2033	CAD	45,000	50,467
Government of France Bonds zero coupon due 05/25/2020	EUR	15,000	16,147
Government of France Bonds zero coupon due 05/25/2021	EUR	15,000	16,068
Government of France Bonds 1.75% due 06/25/2039*	EUR	10,000	10,642
Government of France Bonds 3.25% due 05/25/2045	EUR	8,000	10,872
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	7,900,000	71,509
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	61,563
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	6,700,000	61,637
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	500,000	3,885
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,876
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	1,200,000	11,348
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	19,454
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	9,350,000	100,844
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	60,271
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	21,604
Government of New Zealand Senior Notes 6.00% due 05/15/2021	NZD	80,000	63,718
Government of Singapore Senior Notes 1.63% due 10/01/2019	SGD	150,000	107,853
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	10,917
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	6,722

Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	10,000	12,237
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,080,000	169,728
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	75,247
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	62,463
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	546,000	132,007
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	12,424
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	2,205,000	269,046
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,200,000	151,220
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	10,000	10,433
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	14,443
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	13,451
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	440,000	50,884
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,405,000	170,186
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	220,000	33,439
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	185,703
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	19,146
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	5,825
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,382
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	30,000	30,679
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	23,624
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	6,738
Republic of Poland Bonds 1.50% due 04/25/2020	PLN	360,000	88,509
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	50,942
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	275,000	64,497
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	290,000	77,091
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	270,000	73,648
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	210,000	60,357
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	110,805
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	60,000	45,273
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	68,328
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	85,000	64,775
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	28,236
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	31,754
Republic of Singapore Senior Bonds 4.00% due 09/01/2018	SGD	90,000	66,925
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	855,000	45,296
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	800,000	42,098
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	895,000	64,142
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	320,000	23,542

Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	2,360,000	159,602
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	800,000	53,935
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	15,000	18,747
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	75,000	98,201
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	10,000	13,016
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	34,000	46,325
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	49,391
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	35,000	60,517
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	25,000	48,952
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	5,000	8,916
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	29,186
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	83,986
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	97,050
United Mexican States Senior Notes 7.75% due 11/23/2034	MXN	382,100	21,124
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	13,411
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	19,109
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	831,600	49,443
United Mexican States Bonds 10.00% due 12/05/2024	MXN	860,800	54,086
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	23,471

Total Foreign Government Obligations (cost $5,479,999)			5,041,721

U.S. GOVERNMENT TREASURIES - 1.3%
United States Treasury Bonds - 0.2%

2.50% due 05/15/2046		35,000	31,346
2.88% due 05/15/2043		10,000	9,736

			41,082

United States Treasury Notes - 1.1%

1.00% due 09/30/2019		25,000	24,759
1.63% due 12/31/2019		20,000	20,092
1.75% due 04/30/2022		35,000	34,642
2.00% due 11/30/2020		55,000	55,563
2.00% due 11/15/2026		10,000	9,660
2.13% due 08/15/2021		55,000	55,649

			200,365

Total U.S. Government Treasuries (cost $158,751)			241,447

EXCHANGE-TRADED FUNDS - 0.4% iShares MSCI Japan ETF (cost $69,911)		1,520	78,280

RIGHTS - 0.1%
Diversified Banking Institutions -0.1% Deutche Bank AG† Expires 04/06/2017 (cost $0)		4,669	11,157

Total Long-Term Investment Securities (cost $17,103,238)			17,886,601

REPURCHASE AGREEMENTS - 5.1%
Bank of America Securities LLC Joint Repurchase Agreement(1)		$155,000	155,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)		170,000	170,000
BNP Paribas SA Joint Repurchase Agreement(1)		305,000	305,000
Deutsche Bank AG Joint Repurchase Agreement(1)		75,000	75,000
RBS Securities, Inc. Joint Repurchase Agreement(1)		260,000	260,000

Total Repurchase Agreements (cost $965,000)			965,000

TOTAL INVESTMENTS (cost $18,068,238)(2)		100.0%	18,851,601
Liabilities in excess of other assets		(0.0)	(2,252)

NET ASSETS		100.0%	$18,849,349

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $566,868 representing 3.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Denominated in United States Dollar unless otherwise indicated.

ADR - American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro Currency

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PLN Polish Zloty

SEK Swedish Krona

SGD Singapore Dollar

TRY New Turkish Lira

TWD New Taiwan Dollar

USD United States Dollar

ZAR South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
2	Short	Mini MSCI EAFE Index	June 2017	$175,430	$178,200	$(2,770)
1	Short	S&P 500 E-Mini Index	June 2017	118,425	117,960	465

						$(2,305)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	10,000	USD	7,514	05/08/2017	$—	$(10)
	DKK	710,000	USD	103,650	04/03/2017	1,837	—
	DKK	3,120,000	USD	456,227	05/08/2017	8,089	—
	SEK	3,995,000	USD	443,294	04/03/2017	—	(2,544)
	USD	455,474	DKK	3,120,000	04/03/2017	—	(8,073)
	USD	190,633	SEK	1,718,000	04/03/2017	1,094	—
	USD	103,821	DKK	710,000	05/08/2017	—	(1,841)

						11,020	(12,468)

Bank of Montreal	USD	801,056	EUR	750,000	04/03/2017	—	(956)

Barclays Bank PLC	CNY	90,000	USD	13,033	04/05/2017	—	(28)
	EUR	10,000	USD	10,563	04/03/2017	—	(105)
	JPY	48,791,000	USD	434,532	04/03/2017	—	(3,724)
	KRW	2,990,000	USD	2,647	04/03/2017	—	(27)
	TWD	96,000	USD	3,167	04/05/2017	3	—
	TWD	96,000	USD	3,175	05/08/2017	8	—
	USD	314,061	JPY	35,264,000	04/03/2017	2,691	—
	USD	2,679	KRW	2,990,000	04/03/2017	—	(5)
	USD	3,522	NZD	5,000	04/03/2017	—	(17)
	USD	13,065	CNY	90,000	04/05/2017	—	(4)
	USD	3,171	TWD	96,000	04/05/2017	—	(7)

						2,702	(3,917)

BNP Paribas SA	AUD	140,000	USD	107,142	04/03/2017	182	—
	AUD	205,000	USD	156,792	05/08/2017	268	—
	USD	156,887	AUD	205,000	04/03/2017	—	(267)
	USD	107,078	AUD	140,000	05/08/2017	—	(183)

						450	(450)

Citibank N.A.	AUD	14,000	USD	10,774	04/03/2017	78	—
	CAD	468,000	USD	351,276	04/03/2017	—	(643)
	EUR	1,578,000	USD	1,676,375	04/03/2017	—	(7,035)
	ILS	115,000	USD	31,804	04/03/2017	58	—
	KRW	3,020,000	USD	2,706	04/03/2017	5	—
	MYR	200,000	USD	45,351	04/03/2017	159	—
	NOK	3,884,000	USD	465,495	04/03/2017	13,142	—
	NZD	5,000	USD	3,524	04/03/2017	19	—
	PLN	1,671,000	USD	427,030	05/08/2017	5,813	—
	RUB	1,486,000	USD	25,979	04/03/2017	—	(426)
	SGD	5,000	USD	3,565	04/03/2017	—	(9)
	USD	3,837	AUD	5,000	04/03/2017	—	(17)
	USD	373,043	CAD	497,000	04/03/2017	683	—
	USD	42,325	EUR	40,000	04/03/2017	347	—
	USD	2,665	JPY	300,000	04/03/2017	30	—
	USD	2,681	KRW	3,020,000	04/03/2017	20	—
	USD	45,247	MYR	200,000	04/03/2017	—	(54)
	USD	63,400	NOK	529,000	04/03/2017	—	(1,790)
	USD	427,177	PLN	1,671,000	04/03/2017	—	(5,813)
	USD	26,532	RUB	1,486,000	04/03/2017	—	(127)
	USD	15,663	SEK	141,000	04/03/2017	73	—
	USD	25,786	RUB	1,486,000	05/05/2017	428	—
	USD	31,837	ILS	115,000	05/08/2017	—	(57)
	USD	45,177	MYR	200,000	05/08/2017	—	(169)
	ZAR	145,000	USD	11,122	04/03/2017	315	—

						21,170	(16,140)

Credit Agricole CIB	BRL	74,000	USD	23,356	04/04/2017	—	(282)
	USD	23,802	BRL	74,000	04/04/2017	—	(164)

						—	(446)

Credit Suisse International	EUR	29,000	USD	30,955	04/03/2017	17	—
	GBP	15,000	USD	18,807	05/08/2017	—	(2)
	HKD	109,000	USD	14,033	04/03/2017	7	—
	JPY	542,000	USD	4,854	05/08/2017	—	(21)
	PLN	150,000	USD	36,858	04/03/2017	—	(967)
	USD	14,045	HKD	109,000	05/08/2017	—	(8)

						24	(998)

Deutsche Bank AG	AUD	5,000	USD	3,844	04/03/2017	24	—
	USD	3,493	NZD	5,000	04/03/2017	12	—

						36	—

Goldman Sachs International	AUD	53,000	USD	40,179	04/03/2017	—	(313)
	EUR	727,000	USD	780,769	07/14/2017	1,402	—
	GBP	11,000	USD	13,734	04/03/2017	—	(47)
	NOK	20,000	USD	2,322	04/03/2017	—	(8)
	RUB	1,486,000	USD	26,532	04/03/2017	127	—
	SGD	154,000	USD	110,232	05/08/2017	111	—
	USD	13,006	AUD	17,000	04/03/2017	—	(18)
	USD	8,927	CAD	12,000	04/03/2017	97	—
	USD	13,399	GBP	11,000	04/03/2017	383	—
	USD	25,467	RUB	1,486,000	04/03/2017	937	—
	USD	79,731	ZAR	1,035,000	04/03/2017	—	(2,586)
	USD	19,369	MXN	365,000	05/08/2017	24	—
	ZAR	5,070,000	USD	390,568	04/03/2017	12,668	—

						15,749	(2,972)

HSBC Bank USA	GBP	30,000	USD	37,565	04/03/2017	—	(22)
	GBP	279,000	USD	349,640	05/08/2017	—	(196)
	JPY	17,632,000	USD	158,968	04/03/2017	592	—
	JPY	24,395,000	USD	220,242	05/08/2017	852	—
	USD	349,353	GBP	279,000	04/03/2017	206	—
	USD	219,942	JPY	24,395,000	04/03/2017	—	(819)
	USD	410,195	ZAR	5,271,000	04/03/2017	—	(17,313)
	USD	37,596	GBP	30,000	05/08/2017	21	—
	USD	159,185	JPY	17,632,000	05/08/2017	—	(616)
	USD	110,408	SGD	154,000	05/08/2017	—	(287)
	USD	80,062	ZAR	1,035,000	05/08/2017	—	(3,368)
	ZAR	1,035,000	USD	80,545	04/03/2017	3,400	—
	ZAR	5,271,000	USD	407,735	05/08/2017	17,153	—

						22,224	(22,621)

JPMorgan Chase Bank	CNY	90,000	USD	13,065	04/05/2017	4	—
	CNY	90,000	USD	13,009	05/08/2017	—	(25)
	INR	1,620,000	USD	24,891	04/03/2017	—	(57)
	KRW	30,000	USD	27	04/03/2017	—	—
	USD	24,201	INR	1,620,000	04/03/2017	747	—
	USD	27	KRW	30,000	04/03/2017	—	—
	USD	13,053	CNY	90,000	04/05/2017	8	—
	USD	24,818	INR	1,620,000	05/08/2017	111	—
	AUD	28,000	USD	21,104	04/03/2017	—	(288)
	AUD	11,000	USD	8,431	05/08/2017	32	—
	EUR	61,000	USD	64,717	04/03/2017	—	(358)
	EUR	907,000	USD	986,678	05/08/2017	17,604	—
	JPY	2,370,000	USD	20,743	04/03/2017	—	(545)
	NZD	151,000	USD	107,361	04/03/2017	1,510	—
	SEK	2,080,000	USD	237,108	04/03/2017	4,982	—
	SEK	3,995,000	USD	456,176	05/08/2017	9,630	—
	USD	10,686	AUD	14,000	04/03/2017	10	—
	USD	20,787	CAD	28,000	04/03/2017	268	—
	USD	966,985	EUR	890,000	04/03/2017	—	(17,533)
	USD	15,701	JPY	1,770,000	04/03/2017	198	—
	USD	479,876	SEK	4,216,000	04/03/2017	—	(9,375)
	USD	3,768	CAD	5,000	05/08/2017	—	(7)
	USD	26,944	EUR	25,000	05/08/2017	—	(233)
	USD	12,492	GBP	10,000	05/08/2017	47	—
	USD	2,353	NOK	20,000	05/08/2017	—	(23)
	USD	241,976	SEK	2,120,000	05/08/2017	—	(5,011)

						35,151	(33,455)

Morgan Stanley and Co. International PLC	CHF	12,000	USD	12,111	05/08/2017	107	—
	DKK	3,120,000	USD	444,779	04/03/2017	—	(2,623)
	GBP	280,000	USD	348,106	04/03/2017	—	(2,706)
	HKD	108,000	USD	13,904	04/03/2017	7	—
	NZD	5,000	USD	3,460	04/03/2017	—	(45)
	SGD	574,000	USD	408,494	04/03/2017	—	(1,843)
	USD	3,771	AUD	5,000	04/03/2017	49	—
	USD	12,086	CHF	12,000	04/03/2017	—	(106)
	USD	101,216	DKK	710,000	04/03/2017	597	—
	USD	4,323	EUR	4,000	04/03/2017	—	(56)
	USD	37,297	GBP	30,000	04/03/2017	290	—
	USD	14,050	HKD	109,000	04/03/2017	—	(24)
	USD	24,703	NOK	207,000	04/03/2017	—	(595)
	USD	60,491	SGD	85,000	04/03/2017	273	—
	USD	13,915	HKD	108,000	05/08/2017	—	(7)
	ZAR	56,000	USD	4,265	04/03/2017	91	—

						1,414	(8,005)

National Australia Bank, Ltd.	AUD	153,000	USD	117,055	04/03/2017	163	—
	AUD	224,000	USD	171,270	05/08/2017	239	—
	EUR	5,000	USD	5,370	05/08/2017	28	—
	MXN	512,000	USD	25,391	04/03/2017	—	(1,956)
	USD	171,375	AUD	224,000	04/03/2017	—	(239)
	USD	116,984	AUD	153,000	05/08/2017	—	(163)

						430	(2,358)

Royal Bank of Canada	GBP	4,000	USD	5,010	04/03/2017	—	(1)
	MXN	8,634,000	USD	429,901	04/03/2017	—	(31,262)
	MXN	9,476,000	USD	499,906	05/08/2017	—	(3,578)
	USD	491,579	MXN	9,276,000	04/03/2017	3,874	—

						3,874	(34,841)

Standard Chartered Bank	BRL	74,000	USD	23,567	04/04/2017	—	(71)
	MYR	200,000	USD	45,247	04/03/2017	54	—
	SGD	85,000	USD	60,980	04/03/2017	216	—
	SGD	574,000	USD	411,939	05/08/2017	1,487	—
	USD	13,921	HKD	108,000	04/03/2017	—	(24)
	USD	31,392	ILS	115,000	04/03/2017	354	—
	USD	2,618	JPY	300,000	04/03/2017	76	—
	USD	44,954	MYR	200,000	04/03/2017	239	—
	USD	415,371	SGD	579,000	04/03/2017	—	(1,459)
	USD	23,356	BRL	74,000	04/04/2017	282	—
	USD	23,430	BRL	74,000	05/03/2017	52	—
	USD	61,001	SGD	85,000	05/08/2017	—	(220)

						2,760	(1,774)

State Street Bank and Trust Company	AUD	591,000	USD	452,568	04/03/2017	1,045	—
	AUD	211,000	USD	160,538	05/08/2017	—	(568)
	CAD	468,000	USD	350,019	05/08/2017	—	(2,077)
	JPY	24,396,000	USD	221,676	05/08/2017	2,277	—
	KRW	90,190,000	USD	79,636	04/03/2017	—	(1,013)
	KRW	45,095,000	USD	40,537	05/08/2017	171	—
	MXN	130,000	USD	6,912	04/03/2017	—	(32)
	NZD	5,000	USD	3,537	04/03/2017	32	—
	NZD	156,000	USD	109,398	05/08/2017	138	—
	USD	343,071	AUD	448,000	04/03/2017	—	(799)
	USD	5,986	CAD	8,000	04/03/2017	30	—
	USD	6,143	GBP	5,000	04/03/2017	121	—
	USD	110,323	AUD	145,000	05/08/2017	390	—
	USD	407,608	CAD	545,000	05/08/2017	2,418	—
	USD	160,214	JPY	17,632,000	05/08/2017	—	(1,645)

						6,622	(6,134)

UBS AG	CHF	12,000	USD	11,956	04/03/2017	—	(24)
	EUR	30,000	USD	32,179	04/03/2017	175	—
	KRW	45,095,000	USD	40,404	04/03/2017	79	—
	KRW	45,095,000	USD	40,555	05/08/2017	189	—
	NOK	529,000	USD	62,261	04/03/2017	650	—
	NOK	3,697,000	USD	435,273	05/08/2017	4,547	—
	PLN	1,521,000	USD	372,945	04/03/2017	—	(10,594)
	TWD	96,000	USD	3,128	04/05/2017	—	(36)
	USD	25,803	EUR	24,000	04/03/2017	—	(200)
	USD	40,540	KRW	45,095,000	04/03/2017	—	(216)
	USD	435,120	NOK	3,697,000	04/03/2017	—	(4,546)
	USD	3,167	TWD	96,000	04/05/2017	—	(3)
	USD	62,283	NOK	529,000	05/08/2017	—	(651)

						5,640	(16,270)

Net Unrealized Appreciation/(Depreciation)						$129,266	$(163,805)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan (offshore)

CNY - Chinese Yuan

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean won

MXN - Mexican Peso

MYR - Myalaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,513,996	$—	$—	$12,513,996
Foreign Government Obligations	—	5,041,721	—	5,041,721
U.S. Government Treasuries	—	241,447	—	241,447
Exchange-Traded Funds	78,280	—	—	78,280
Rights	11,157	—	—	11,157
Repurchase Agreements	—	965,000	—	965,000

Total Investments at Value	$12,603,433	$6,248,168	$—	$18,851,601

Other Financial Instruments:+
Futures Contracts	$465	$—	$—	$465
Forward Foreign Currency Contracts	—	129,266	—	129,266

	$465	$129,266	$—	$129,731

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,770	$—	$—	$2,770
Forward Foreign Currency Contracts	—	163,805	—	163,805

	$2,770	$163,805	$—	$166,575

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2017 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2017 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2017 the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	46.54%	$20,945,000
Growth and Income	0.49	220,000
Growth	2.14	965,000
Capital Appreciation	2.22	1,000,000
Natural Resources	0.57	255,000
Strategic Multi-Asset	0.34	155,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2017, bearing interest at a rate of 0.78% per annum, with a principal amount of $45,000,000, a repurchase price of $45,002,925, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	10/31/2022	$46,382,200	$46,218,328

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	46.55%	$23,275,000
Growth and Income	0.49	245,000
Growth	2.15	1,075,000
Capital Appreciation	2.22	1,110,000
Natural Resources	0.56	280,000
Strategic Multi-Asset	0.34	170,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2017, bearing interest at a rate of 0.77% per annum, with a principal amount of $50,000,000, a repurchase price of $50,003,208, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.75%	11/15/2043	$44,348,000	$51,014,613

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	46.57%	$39,585,000
Growth and Income	0.49	420,000
Growth	2.16	1,835,000
Capital Appreciation	2.23	1,895,000
Natural Resources	0.58	495,000
Strategic Multi-Asset	0.36	305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2017, bearing interest at a rate of 0.78% per annum, with a principal amount of $85,000,000, a repurchase price of $85,005,525, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	11/30/2020	$86,626,500	$86,722,693

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	46.53%	$10,065,000
Growth and Income	0.49	105,000
Growth	2.15	465,000
Capital Appreciation	2.22	480,000
Natural Resources	0.55	120,000
Strategic Multi-Asset	0.35	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2017, bearing interest at a rate of 0.79% per annum, with a principal amount of $21,630,000, a repurchase price of $21,631,424, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$20,821,000	$22,155,943

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	46.55%	$34,820,000
Growth and Income	0.49	365,000
Growth	2.15	1,605,000
Capital Appreciation	2.22	1,660,000
Natural Resources	0.57	425,000
Strategic Multi-Asset	0.35	260,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2017, bearing interest at a rate of 0.76% per annum, with a principal amount of $74,800,000, a repurchase price of $74,804,737, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2045	$75,947,000	$76,257,440

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of March 31, 2017, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2017, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)	Future Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
Government and Quality Bond	$—	$—	$—	$—	$—
SA Black Rock Multi-Asset Income	—	1,176	—	—	1,176
Strategic Multi-Asset	—	690	129,266	—	129,956

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)	Future Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
Government and Quality Bond	$110,500	$—	$—	$—	$110,500
SA Black Rock Multi-Asset Income	5,672	—	—	—	5,672
Strategic Multi-Asset	—	—	163,805	—	163,805

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Government and Quality Bond	$(213,260)
SA Black Rock Multi-Asset Income	33,140
Strategic Multi-Asset	(2,305)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 4. Federal Income Taxes

As of March 31, 2017, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Government and Quality Bond	$22,870,643	$(15,645,351)	$7,225,292	$1,618,211,812
Asset Allocation	17,059,063	(3,855,021)	13,204,042	182,105,384
Growth and Income	36,555,431	(760,991)	35,794,440	156,323,960
Growth	50,057,857	(8,341,459)	41,716,398	402,068,552
Capital Appreciation	225,462,101	(36,738,190)	188,723,911	1,112,967,573
Natural Resources	7,969,442	(6,862,461)	1,106,981	112,197,995
SA BlackRock Multi-Asset Income	317,171	(332,708)	(15,537)	23,726,659
Strategic Multi-Asset	1,234,702	(635,122)	599,580	18,252,021

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 26, 2017

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	May 26, 2017